OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	March 31, 2019
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments.

Consolidated Portfolio of Investments

Columbia Adaptive Alternatives Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 0.7%
Global Real Estate 0.7%
Columbia Real Estate Equity Fund, Class I Shares (a)	83,011	$1,225,244
Total Equity Funds (Cost: $1,361,253)		$1,225,244

Alternative Investment Funds 53.3%
Blackstone Alternative Multi-Strategy Fund (a)(b)	9,045,709	86,929,262
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	935,626	4,547,141
Total Alternative Investment Funds (Cost: $96,209,060)		$91,476,403

	Shares	Value

Exchange-Traded Funds 3.0%
PowerShares Global Listed Private Equity Portfolio	496,552	$4,697,382
iShares US Real Estate ETF	5,604	400,518
Total Exchange-Traded Funds (Cost: $5,842,924)		$5,097,900

Money Market Funds 41.2%
Columbia Short-Term Cash Fund, 0.420% (a)(c)	70,599,952	$70,599,952
Total Money Market Funds (Cost: $70,599,952)		$70,599,952
Total Investments (Cost: $174,013,189) (d)		$168,399,499(e)
Other Assets & Liabilities, Net		3,105,190
Net Assets		$171,504,689

At February 29, 2016, cash totaling $620,735 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at February 29, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	25	EUR	797,938	03/2016	—	(21,615)
S&P500 EMINI FUT	17	USD	1,640,075	03/2016	7,145	—
TOPIX INDX FUTR	7	JPY	799,610	03/2016	—	(64,900)
Total			3,237,623		7,145	(86,515)

Total Return Swap Contracts Outstanding at February 29, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index(a)	Fixed rate of 0.70%	11/30/2016	USD	15,275,226	—	—	—
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index(b)	Fixed rate of 0.60%	11/30/2016	USD	40,084,757	(1,501)	—	(1,501)
Deutsche Bank	Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return(c)	Fixed rate of 0.00%	11/30/2016	USD	8,167,032	—	25,438	—
Deutsche Bank	Total return on Deutsche Bank Haven Plus - USD Excess Return(d)	Fixed rate of 0.00%	11/30/2016	USD	4,932,686	—	15,631	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index - USD Excess Return(c)	Fixed rate of 0.00%	11/30/2016	USD	23,698,774	(262)	—	(356)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return(e)	Fixed rate of 0.00%	11/30/2016	USD	6,281,001	—	28,211	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return(c)	Fixed rate of 0.00%	11/30/2016	USD	6,466,523	(112)	754	—

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return(f)	Fixed rate of 0.00%	11/30/2016	USD	12,852,262	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return(g)	Fixed rate of 0.35%	10/21/2016	USD	21,998,020	—	492,337	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0014(h)	Fixed rate of 0.19%	11/30/2016	USD	3,325,727	—	—	(21,876)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0015(h)	Fixed rate of 0.28%	11/30/2016	USD	3,316,167	—	37,941	—
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0042(i)	Fixed rate of 0.22%	11/30/2016	USD	7,871,560	—	88,023	—
Goldman Sachs International	Total return on Goldman Sachs TY Volatility Carry X5 Index Class E(j)	Fixed rate of 0.23%	11/30/2016	USD	11,120,169	—	182	—
Goldman Sachs International	Total return on Goldman Sachs Curve Index C0046(i)	Fixed rate of 0.14%	11/30/2016	USD	10,228,718	—	—	—
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 22 Excess Return(c)	Fixed rate of 0.11%	11/30/2016	USD	55,270,578	—	627	—
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038(h)	Fixed rate of 0.22%	11/30/2016	USD	6,845,059	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Momentum Risk Premium Basket Index RP17(k)	Fixed rate of 0.00%	11/30/2016	USD	3,398,151	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Carry Risk Premium Basket Index RP16(k)	Fixed rate of 0.35%	11/30/2016	USD	8,424,714	—	—	(17,495)
Goldman Sachs International	Total return on Goldman Sachs Commodity Curve Risk Premium Index(l)	Fixed rate of 0.11%	11/30/2016	USD	16,891,175	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy(m)	Fixed rate of 0.35%	11/30/2016	USD	10,307,555	—	1,859	—
Morgan Stanley	Total return on Morgan Stanley SmartInvest Alpha Index(n)	Fixed Rate of 0.75%	11/30/2016	USD	13,474,929	—	21	—
Morgan Stanley	Total return on Morgan Stanley VolNet PremiumPlus2 Index(o)	Fixed rate of 0.80%	11/30/2016	USD	15,795,705	—	24,932	—
Morgan Stanley	Total return on Morgan Stanley FX VolNet Premium Strategy Series 2(p)	Fixed rate of 0.80%	11/30/2016	USD	8,240,000	(366)	—	(417,489)
Total						(2,241)	715,956	(458,717)

(a) Underlying assets of this index include interest rate swaps of 2 year and 10 year durations.

(b) Underlying assets of this index include credit default swaps on high yield, investment grade, and foreign indices.

(c) Underlying assets of this index include long/short foreign and domestic equities.

(d) Underlying assets of this index include USD and long/short foreign currencies.

(e) Underlying assets of this index include long foreign and domestic equities and a short domestic ETF.

(f) Underlying assets of this index include USD and long/short foreign currencies.

(g) Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, long/short foreign and domestic bond futures, options on short commodity futures, options on foreign and domestic indices and long/short foreign and domestic equities.

(h) Underlying assets of this index include forward foreign currency exchange contracts.

(i) Underlying assets of this index include long/short foreign and domestic bond futures.

(j) Underlying assets of this index include long futures on treasuries and short options on treasuries.

(k) Underlying assets of this index include long/short commodity futures and forward foreign currency exchange contracts.

(l) Underlying assets of this index include long/short domestic commodity futures.

(m) Underlying assets of this index include long/short options on a domestic index and long/short futures and options on commodities.

(n) Underlying assets of this index include long domestic equities and a short domestic index.

(o) Underlying assets of this index include long/short puts and calls on a domestic index.

(p) Underlying assets of this index include capped variance swaps on currencies.

Notes to Consolidated Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Blackstone Alternative Multi-Strategy Fund*	87,800,000	8,866,326	(5,899,999)	143,902	90,910,229	—	—	86,929,262
Columbia Commodity Strategy Fund, Class I Shares	5,465,176	2,255,000	(2,055,000)	(366,345)	5,298,831	—	—	4,547,141
Columbia Inflation Protected Securities Fund, Class I Shares	5,512,793	—	(5,212,769)	(300,024)	—	—	—	—
Columbia Real Estate Equity Fund, Class I Shares	5,643,007	269,226	(3,900,000)	(650,980)	1,361,253	219,086	50,140	1,225,244
Columbia Short-Term Cash Fund	48,352,793	111,310,137	(89,062,978)	—	70,599,952	—	91,947	70,599,952
Total	152,773,769	122,700,689	(106,130,746)	(1,173,447)	168,170,265	219,086	142,087	163,301,599

* Issuer was not an affiliate for the entire period ended February 29, 2016.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at February 29, 2016.
(d)

At February 29, 2016, the cost of securities for federal income tax purposes was approximately $174,013,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,000
Unrealized Depreciation	(5,621,000)
Net Unrealized Depreciation	$(5,614,000)

(e)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Currency Legend

EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	1,225,244	—	—	1,225,244
Alternative Investment Funds	91,476,403	—	—	91,476,403
Exchange-Traded Funds	5,097,900	—	—	5,097,900
Money Market Funds	—	70,599,952	—	70,599,952
Total Investments	97,799,547	70,599,952	—	168,399,499

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Futures Contracts	7,145	—	—	7,145
Swap Contracts	—	—	715,956	715,956
Liabilities
Futures Contracts	(86,515)	—	—	(86,515)
Swap Contracts	—	—	(458,717)	(458,717)
Total	97,720,177	70,599,952	257,239	168,577,368

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	48,352,793	48,352,793	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Adaptive Risk Allocation Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 6.9%

Global Real Estate 6.9%
Columbia Real Estate Equity Fund, Class I Shares (a)	2,122,435	$31,327,141
Total Equity Funds (Cost: $33,817,661)		$31,327,141

Alternative Investment Funds 6.8%
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	6,389,114	31,051,090
Total Alternative Investment Funds (Cost: $37,845,276)		$31,051,090

Exchange-Traded Funds 1.1%
iShares MSCI Canada ETF	228,950	4,952,189
Total Exchange-Traded Funds (Cost: $5,441,246)		$4,952,189

Issuer	Coupon Rate	Principal Amount		Value

Residential Mortgage-Backed Securities - Agency 5.3%
Federal National Mortgage Association (c)
03/17/31	2.500%	3,950,000		$4,050,447
03/14/46	3.500%	3,950,000		4,138,439
03/14/46	4.000%	3,150,000		3,361,271
03/14/46	5.000%	5,200,000		5,758,280
Government National Mortgage Association(c)
03/22/2046-03/22/2046	3.500%	6,450,000		6,801,589
Total Residential Mortgage-Backed Securities - Agency (Cost: $24,057,410)				$24,110,026

Inflation-Indexed Bonds (d) 23.5%
France 2.3%
France Government Bond OAT (e)
07/25/24	0.250%	EUR	8,124,080	9,368,581
France Government Bond OAT (e)
07/25/40	1.800%	EUR	744,179	1,128,978
Total				10,497,559
Germany 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond (d)
04/15/18	0.750%	EUR	2,656,025	2,951,748
Deutsche Bundesrepublik Inflation-Linked Bond (d)
04/15/23	0.100%	EUR	672,815	772,324
Total				3,724,072

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (d) (continued)
Italy 1.4%
Italy Buoni Poliennali Del Tesoro (e)
09/15/19	2.350%	EUR $	663,978	$779,848
09/15/21	2.100%	EUR	649,836	773,219
09/15/24	2.350%	EUR	653,010	801,305
09/15/26	3.100%	EUR	318,045	420,587
09/15/41	2.550%	EUR	2,552,405	3,440,218
Total				6,215,177
New Zealand 0.5%
New Zealand Government Bond (e)
09/20/25	2.000%	NZD	3,102,729	2,042,868

Sweden 0.1%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	2,999,803	412,914

United Kingdom 4.3%
United Kingdom Gilt Inflation-Linked Bond (e)
03/22/29	0.125%	GBP	3,292,560	5,181,854
03/22/34	0.750%	GBP	1,514,767	2,757,021
03/22/44	0.125%	GBP	5,266,863	9,520,435
03/22/52	0.250%	GBP	1,076,520	2,201,967
Total				19,661,277
United States 14.1%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	9,084,690		9,184,058
01/15/21	1.125%	7,838,990		8,277,484
01/15/22	0.125%	7,576,395		7,588,229
01/15/24	0.625%	12,823,178		13,170,969
01/15/25	0.250%	7,489,575		7,437,792
01/15/25	2.375%	1,882,200		2,215,432
01/15/27	2.375%	1,172,860		1,413,403
02/15/42	0.750%	7,222,575		6,752,169
02/15/43	0.625%	4,115,080		3,716,646
02/15/45	0.750%	5,022,150		4,671,252
Total				64,427,434
Total Inflation-Indexed Bonds (Cost: $110,554,838)				$106,981,301

U.S. Treasury Obligations 5.8%

U.S. Treasury
04/30/16	0.375%	6,000,000		6,000,636
10/31/18	1.750%	3,650,000		3,736,545
12/31/19	1.125%	5,400,000		5,403,375
01/31/20	1.375%	1,800,000		1,817,296
02/15/21	3.625%	1,800,000		2,002,711
08/15/23	2.500%	375,000		400,342
08/15/26	6.750%	875,000		1,288,916
08/15/27	6.375%	750,000		1,099,043
11/15/40	4.250%	875,000		1,163,511
02/15/42	3.125%	1,750,000		1,955,420

Issuer	Coupon Rate	Principal Amount		Value

U.S. Treasury Obligations (continued)
08/15/43	3.625%		$1,375,000	$1,677,447
Total U.S. Treasury Obligations (Cost: $25,718,958)				$26,545,242

Foreign Government Obligations (d) 7.4%
Belgium 0.7%
Belgium Government Bond (e)
06/22/24	2.600%	EUR	2,500,000	3,245,058

France 0.5%
France Government Bond OAT (e)
05/25/45	3.250%	EUR	1,500,000	2,318,313

Italy 0.3%
Italy Buoni Poliennali Del Tesoro (e)
09/01/46	3.250%	EUR	1,000,000	1,262,233

Japan 2.5%
Japan Government 30-Year Bond
09/20/44	1.700%	JPY	1,050,000,000	11,252,986

Mexico 0.4%
Mexican Bonos
06/10/21	6.500%	MXN	30,000,000	1,724,882

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (d) (continued)
New Zealand 1.1%
New Zealand Government Bond (e)
04/15/27	4.500%	NZD $	6,500,000	$4,892,771

Spain 1.9%
Spain Government Bond (e)
01/31/22	5.850%	EUR	6,250,000	8,778,851

Total Foreign Government Obligations (Cost: $31,394,286)				$33,475,094

		Shares		Value

Money Market Funds 43.8%
Columbia Short-Term Cash Fund, 0.420% (a)(f)		199,756,416		$199,756,416
Total Money Market Funds (Cost: $199,756,416)				$199,756,416
Total Investments (Cost: $468,586,091) (g)				$458,198,499(h)
Other Assets & Liabilities, Net				(2,507,300)
Net Assets				$455,691,199

At February 29, 2016, cash totaling $11,137,252 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at February 29, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	03/23/2016	35,417,000 EUR	39,335,501 USD	780,847	—
Citi	03/23/2016	3,000,000 AUD	2,141,094 USD	2,091	—
Citi	03/23/2016	7,400,000 CAD	5,382,895 USD	—	(86,518)
Citi	03/23/2016	1,150,000,000 JPY	10,162,691 USD	—	(44,473)
Citi	03/23/2016	2,500,000 SGD	1,780,518 USD	3,176	—
Citi	03/23/2016	107,055 USD	150,000 AUD	—	(105)
Credit Suisse	03/23/2016	5,500,000 DKK	818,608 USD	15,861	—
Deutsche Bank	03/23/2016	7,452,000 NZD	4,939,931 USD	36,381	—
HSBC	03/23/2016	1,311,336,000 JPY	11,589,783 USD	—	(49,367)
HSBC	03/23/2016	2,500,000 NOK	291,025 USD	3,795	—
HSBC	03/23/2016	18,300,000 SEK	2,169,215 USD	29,940	—
Standard Chartered	03/23/2016	1,100,000 GBP	1,528,391 USD	—	(2,784)
Standard Chartered	03/23/2016	19,323,700 GBP	27,693,374 USD	795,237	—
Standard Chartered	03/23/2016	38,000,000 HKD	4,883,465 USD	—	(2,826)
Standard Chartered	03/23/2016	25,211,000 MXN	1,374,702 USD	—	(13,173)
UBS	03/23/2016	4,670,000 CHF	4,705,513 USD	23,111	—
UBS	03/23/2016	14,600,000 EUR	16,219,870 USD	326,430	—
UBS	03/23/2016	2,485,000 NZD	1,647,478 USD	12,303	—
Total				2,029,172	(199,246)

Futures Contracts Outstanding at February 29, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 3YR BOND	70	AUD	5,617,330	03/2016	67,797	—
CAN 10YR BOND	10	CAD	1,046,341	06/2016	—	(4,087)
EURO BUXL 30Y BND	27	EUR	4,950,938	06/2016	2,224	—
Euro-BTP	60	EUR	9,039,385	06/2016	58,649	—
EURO-BUND	9	EUR	1,605,178	06/2016	8,947	—
Euro-OAT Future	63	EUR	10,775,006	06/2016	37,595	—
JPN 10Y BOND(OSE)	9	JPY	12,145,271	03/2016	51,204	—
LONG GILT	85	GBP	14,422,841	06/2016	162,221	—
mini MSCI EAFE	678	USD	52,375,500	03/2016	—	(3,787,048)
mini MSCI Emg Mkt	403	USD	14,953,315	03/2016	—	(291,794)
S&P500 EMINI	765	USD	73,803,375	03/2016	—	(2,044,143)
Short Euro-BTP	16	EUR	1,961,090	06/2016	3,458	—
US 10YR NOTE (CBT)	393	USD	51,292,641	06/2016	—	(163,473)
US 5YR NOTE (CBT)	31	USD	3,750,516	06/2016	—	(12,892)
US LONG BOND(CBT)	15	USD	2,467,969	06/2016	—	(26,279)
US ULTRA BOND CBT	103	USD	17,835,094	06/2016	—	(227,011)
Total			278,041,790		392,095	(6,556,727)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	(273)	EUR	(8,713,486)	03/2016	—	(450,959)
EURO-BOBL	(14)	EUR	(2,004,408)	06/2016	—	(7,074)
EURO-BUND	(18)	EUR	(3,210,355)	06/2016	—	(18,349)
LONG GILT	(19)	GBP	(3,223,929)	06/2016	—	(36,319)
US 10YR NOTE (CBT)	(35)	USD	(4,568,047)	06/2016	14,152	—
US 5YR NOTE (CBT)	(53)	USD	(6,412,172)	06/2016	21,436	—
US ULTRA BOND CBT	(11)	USD	(1,904,719)	06/2016	25,501	—
Total			(30,037,116)		61,089	(512,701)

Credit Default Swap Contracts Outstanding at February 29, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25	12/20/2020	1.000	1.075	22,500,000	(52,151)	44,375	—	(7,776)

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap Contracts Outstanding at February 29, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	Total return on iShares JPMorgan USD Emerging Markets Index	Floating rate based on 1-month USD LIBOR-BBA minus 1.70%	04/22/2016	USD	26,722,363	217,284	—
Goldman Sachs International	Total return on iShares iBoxx High Yield Corporate Bond ETF	Floating rate based on 1-month USD LIBOR-BBA minus 0.30%	03/04/2016	USD	31,355,240	313,212	—

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Total return on iShares iBoxx High Yield Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA minus 0.60%	06/04/2016	USD	21,005,440	721,419	—
Morgan Stanley	Total return on PowerShares Senior Loan Portfolio	Floating rate based on 1-month USD LIBOR-BBA minus 2.00%	03/22/2016	USD	10,977,700	86,116	—
Total						1,338,031	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	31,846,778	24,628,000	(18,871,000)	241,498	37,845,276	—	—	31,051,090
Columbia Real Estate Equity Fund, Class I Shares	37,009,010	3,586,425	(6,291,000)	(486,774)	33,817,661	2,175,863	547,563	31,327,141
Columbia Short-Term Cash Fund	160,877,769	376,586,442	(337,707,795)	—	199,756,416	—	320,805	199,756,416
Total	229,733,557	404,800,867	(362,869,795)	(245,276)	271,419,353	2,175,863	868,368	262,134,647

(b)	Non-income producing investment.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2016, the value of these securities amounted to $62,638,179 or 13.75% of net assets.

(f)	The rate shown is the seven-day current annualized yield at February 29, 2016.
(g)

At February 29, 2016, the cost of securities for federal income tax purposes was approximately $468,586,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,830,000
Unrealized Depreciation	(14,218,000)
Net Unrealized Depreciation	$(10,388,000)

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	31,327,141	—	—	31,327,141
Alternative Investment Funds	31,051,090	—	—	31,051,090
Exchange-Traded Funds	4,952,189	—	—	4,952,189
Residential Mortgage-Backed Securities - Agency	—	24,110,026	—	24,110,026
Inflation-Indexed Bonds	—	106,981,301	—	106,981,301
U.S. Treasury Obligations	26,545,242	—	—	26,545,242
Foreign Government Obligations	—	33,475,094	—	33,475,094
Money Market Funds	—	199,756,416	—	199,756,416
Total Investments	93,875,662	364,322,837	—	458,198,499
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,029,172	—	2,029,172
Futures Contracts	453,184	—	—	453,184
Swap Contracts	—	1,338,031	—	1,338,031
Liabilities
Forward Foreign Currency Exchange Contracts	—	(199,246)	—	(199,246)
Futures Contracts	(7,069,428)	—	—	(7,069,428)
Swap Contracts	—	(7,776)	—	(7,776)
Total	87,259,418	367,483,018	—	454,742,436

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	160,877,769	160,877,769	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Consolidated Portfolio of Investments

Columbia Diversified Absolute Return Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 28.3%
CONSUMER DISCRETIONARY 5.4%
Auto Components 0.1%
Magna International, Inc. (a)	2,988	$116,084
Visteon Corp. (a)	715	49,993
Total		166,077
Diversified Consumer Services 0.1%
ServiceMaster Global Holdings, Inc. (a)(b)	4,265	161,772
Hotels, Restaurants & Leisure 0.7%
Darden Restaurants, Inc. (a)	3,599	229,904
Norwegian Cruise Line Holdings Ltd. (a)(b)	6,787	333,446
Starwood Hotels & Resorts Worldwide, Inc.	7,330	506,576
Total		1,069,926
Household Durables 0.6%
Jarden Corp. (a)(b)	13,569	717,528
Mohawk Industries, Inc. (a)(b)	475	85,372
Newell Rubbermaid, Inc. (a)	5,180	196,892
Total		999,792
Internet & Catalog Retail 1.2%
Amazon.com, Inc. (a)(b)	1,942	1,072,994
Ctrip.com International Ltd., ADR (b)	4,217	172,560
Expedia, Inc. (a)	4,659	485,048
Lands’ End, Inc. (a)(b)	8,565	206,074
Total		1,936,676
Media 1.2%
Cinemark Holdings, Inc. (a)	4,770	157,887
Comcast Corp., Class A (a)	14,012	808,913
DISH Network Corp., Class A (a)(b)	11,523	543,079
Liberty Global PLC, Class A (a)(b)	3,676	135,424
News Corp., Class A	15,810	171,064
Total		1,816,367
Multiline Retail 0.2%
Hudson’s Bay Co.	8,156	103,201
Target Corp. (a)	2,419	189,770
Total		292,971
Specialty Retail 0.9%
Best Buy Co., Inc. (a)	2,961	95,907
Burlington Stores, Inc. (a)(b)	2,207	123,724

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Cabela’s, Inc. (a)(b)	6,245	$299,635
Foot Locker, Inc. (a)	2,004	125,250
GameStop Corp., Class A (a)	5,295	163,192
Home Depot, Inc. (The) (a)	2,953	366,526
Williams-Sonoma, Inc. (a)	5,761	300,206
Total		1,474,440
Textiles, Apparel & Luxury Goods 0.4%
lululemon athletica, Inc. (a)(b)	2,015	126,401
Nike, Inc., Class B	2,546	156,808
Sequential Brands Group, Inc. (b)	37,632	262,295
Total		545,504
TOTAL CONSUMER DISCRETIONARY		8,463,525
CONSUMER STAPLES 1.1%
Beverages 0.2%
Constellation Brands, Inc., Class A (a)	734	103,809
Molson Coors Brewing Co., Class B (a)	1,136	96,867
PepsiCo, Inc. (a)	1,646	161,012
Total		361,688
Food & Staples Retailing 0.3%
CVS Health Corp. (a)	1,430	138,953
Kroger Co. (The) (a)	4,835	192,965
SYSCO Corp. (a)	1,610	71,049
Total		402,967
Food Products 0.3%
JM Smucker Co. (The) (a)	414	52,814
Mondelez International, Inc., Class A (a)	2,684	108,783
Pilgrim’s Pride Corp. (a)(b)	11,303	276,358
Tyson Foods, Inc., Class A (a)	768	49,728
WhiteWave Foods Co. (The), Class A (a)(b)	1,230	47,626
Total		535,309
Household Products 0.1%
Energizer Holdings, Inc. (a)	2,079	80,956
Tobacco 0.2%
Altria Group, Inc.	2,239	137,855

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc. (a)	1,997	$181,787
Total		319,642
TOTAL CONSUMER STAPLES		1,700,562
ENERGY 1.0%
Energy Equipment & Services 0.2%
Halliburton Co. (a)	2,946	95,097
Transocean Ltd. (a)	14,535	125,728
Weatherford International PLC (a)(b)	6,548	41,907
Total		262,732
Oil, Gas & Consumable Fuels 0.8%
Anadarko Petroleum Corp. (a)	1,068	40,531
BP PLC, ADR (a)	5,113	148,737
California Resources Corp.	105	59
Canadian Natural Resources Ltd. (a)	4,123	86,006
ConocoPhillips (a)	1,546	52,301
EOG Resources, Inc. (a)	927	60,014
Exxon Mobil Corp. (a)	2,120	169,918
Kinder Morgan, Inc. (a)	4,402	79,632
Marathon Petroleum Corp. (a)	1,365	46,751
Noble Energy, Inc. (a)	1,730	51,035
Occidental Petroleum Corp.	1,119	77,010
Royal Dutch Shell PLC, ADR, Class A	1,366	62,126
Suncor Energy, Inc. (a)	2,709	66,316
Valero Energy Corp. (a)	1,175	70,594
Williams Companies, Inc. (The) (a)	1,630	26,064
World Fuel Services Corp. (a)	1,893	88,611
WPX Energy, Inc. (b)	21,105	86,741
Total		1,212,446
TOTAL ENERGY		1,475,178
FINANCIALS 3.7%
Banks 0.8%
Bank of America Corp. (a)	19,487	243,977
Citigroup, Inc. (a)	7,972	309,712
Fifth Third Bancorp (a)	10,629	162,199
PacWest Bancorp (a)	4,901	157,714
Wells Fargo & Co. (a)	8,562	401,729
Total		1,275,331
Capital Markets 0.4%
Affiliated Managers Group, Inc. (b)	1,181	163,793

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Bank of New York Mellon Corp. (The) (a)	2,985	$105,639
Invesco Ltd. (a)	9,743	260,528
Morgan Stanley (a)	6,791	167,738
Total		697,698
Consumer Finance 0.2%
Navient Corp.	9,315	100,882
Synchrony Financial (a)(b)	6,200	167,090
Total		267,972
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B (a)(b)	1,240	166,371
Voya Financial, Inc. (a)	2,424	71,168
Total		237,539
Insurance 1.0%
Aflac, Inc. (a)	6,604	393,070
Arthur J Gallagher & Co. (a)	4,311	171,793
Assured Guaranty Ltd. (a)	9,101	225,796
Everest Re Group Ltd. (a)	423	78,733
Lincoln National Corp. (a)	4,469	163,253
MetLife, Inc. (a)	5,905	233,602
Prudential Financial, Inc. (a)	2,648	175,006
Validus Holdings Ltd.	2,388	107,245
Total		1,548,498
Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc.	3,215	254,500
CBL & Associates Properties, Inc. (a)	12,046	138,890
Empire State Realty Trust, Inc., Class A (a)	9,337	146,404
Lamar Advertising Co. Class A (a)	4,655	265,940
Outfront Media, Inc. (a)	12,425	254,091
Total		1,059,825
Real Estate Management & Development 0.2%
St. Joe Co. (The) (a)(b)	22,190	337,510
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp. (a)(b)	44,879	306,972
TOTAL FINANCIALS		5,731,345

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 5.2%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc. (b)	2,853	$401,703
Alkermes PLC (a)(b)	11,896	383,884
Arrowhead Research Corp. (b)	69,670	271,713
BioMarin Pharmaceutical, Inc. (a)(b)	5,385	440,870
Bluebird Bio, Inc. (a)(b)	9,455	437,010
Blueprint Medicines Corp. (a)(b)	16,221	281,110
Curis, Inc. (b)	154,990	212,336
Dynavax Technologies Corp. (a)(b)	17,518	282,390
Novavax, Inc. (b)	95,144	414,828
Regulus Therapeutics, Inc. (a)(b)	54,985	361,252
Spark Therapeutics, Inc. (a)(b)	13,028	415,072
Ultragenyx Pharmaceutical, Inc. (a)(b)	4,265	260,122
Vertex Pharmaceuticals, Inc. (a)(b)	3,611	308,704
Total		4,470,994
Health Care Equipment & Supplies 0.5%
DENTSPLY SIRONA, Inc. (a)	3,455	210,617
Entellus Medical, Inc. (a)(b)	2,645	42,346
Medtronic PLC (a)	6,866	531,360
Total		784,323
Health Care Providers & Services 1.0%
Aetna, Inc.	1,865	202,595
AmerisourceBergen Corp.	2,568	222,440
Centene Corp. (a)(b)	4,625	263,440
CIGNA Corp. (a)	1,691	236,081
Community Health Systems, Inc. (a)(b)	5,390	81,497
Humana, Inc. (a)	1,301	230,238
Laboratory Corp. of America Holdings (a)(b)	1,347	147,954
McKesson Corp. (a)	1,003	156,087
Total		1,540,332
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. (a)	1,407	181,770
Pharmaceuticals 0.7%
Allergan PLC (a)(b)	873	253,266
Bristol-Myers Squibb Co. (a)	5,531	342,535
Endo International PLC (a)(b)	2,568	107,368
GW Pharmaceuticals PLC ADR (a)(b)	639	26,263
Impax Laboratories, Inc. (a)(b)	1,895	61,948
Pfizer, Inc. (a)	6,806	201,934

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd., ADR	3,074	$170,914
Total		1,164,228
TOTAL HEALTH CARE		8,141,647
INDUSTRIALS 4.0%
Aerospace & Defense 1.2%
Boeing Co. (The) (a)	1,378	162,852
Honeywell International, Inc. (a)	2,616	265,132
Huntington Ingalls Industries, Inc. (a)	1,192	156,224
Lockheed Martin Corp. (a)	2,950	636,580
Northrop Grumman Corp. (a)	3,301	634,518
Spirit AeroSystems Holdings, Inc., Class A (a)(b)	973	44,758
Total		1,900,064
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B (a)	1,815	175,238
Airlines 0.6%
Alaska Air Group, Inc. (a)	6,845	505,845
American Airlines Group, Inc. (a)	2,444	100,204
Delta Air Lines, Inc. (a)	4,169	201,113
United Continental Holdings, Inc. (b)	3,429	196,345
Total		1,003,507
Building Products 0.1%
Fortune Brands Home & Security, Inc. (a)	1,897	95,267
Electrical Equipment 0.2%
Rockwell Automation, Inc. (a)	2,360	245,653
Industrial Conglomerates 0.1%
Carlisle Companies, Inc. (a)	2,077	187,262
Machinery 1.0%
FANUC Corp., ADR	13,530	331,214
IDEX Corp. (a)	4,455	334,838
Ingersoll-Rand PLC (a)	3,088	171,569
Lincoln Electric Holdings, Inc. (a)	4,124	225,047
Snap-On, Inc. (a)	789	114,145

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Xylem, Inc.	10,310	$385,697
Total		1,562,510
Professional Services 0.1%
Dun & Bradstreet Corp. (The) (a)	1,137	108,913
Road & Rail 0.6%
CSX Corp. (a)	11,555	278,938
JB Hunt Transport Services, Inc. (a)	2,092	159,599
Kansas City Southern (a)	2,405	196,512
Union Pacific Corp.	3,065	241,706
Total		876,755
TOTAL INDUSTRIALS		6,155,169
INFORMATION TECHNOLOGY 6.4%
Communications Equipment 0.7%
Cisco Systems, Inc. (a)	7,986	209,073
F5 Networks, Inc. (a)(b)	1,987	191,090
Palo Alto Networks, Inc. (a)(b)	4,624	669,509
Total		1,069,672
Electronic Equipment, Instruments & Components 0.4%
Universal Display Corp. (b)	3,955	188,970
Zebra Technologies Corp., Class A (b)	6,384	394,403
Total		583,373
Internet Software & Services 1.0%
Akamai Technologies, Inc. (b)	3,353	180,961
Alphabet, Inc., Class A (a)(b)	832	596,727
Alphabet, Inc., Class C (b)	836	583,336
VeriSign, Inc. (a)(b)	3,282	277,296
Total		1,638,320
IT Services 0.4%
EPAM Systems, Inc. (a)(b)	2,890	197,618
Global Payments, Inc. (a)	1,911	116,476
PayPal Holdings, Inc. (a)(b)	6,150	234,561
Total		548,655
Semiconductors & Semiconductor Equipment 1.9%
Cavium, Inc. (a)(b)	3,400	202,266
Lam Research Corp. (a)	5,430	398,019
Microchip Technology, Inc.	4,580	203,764

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. (a)	10,810	$339,002
Qorvo, Inc. (a)(b)	12,703	572,651
Silicon Laboratories, Inc. (a)(b)	11,675	481,594
Skyworks Solutions, Inc. (a)	9,456	628,351
Teradyne, Inc.	9,872	188,358
Total		3,014,005
Software 1.4%
Activision Blizzard, Inc.	10,750	340,452
Electronic Arts, Inc. (a)(b)	11,441	734,970
Salesforce.com, Inc. (a)(b)	4,633	313,886
Tableau Software, Inc., Class A (a)(b)	10,034	458,052
Workday, Inc., Class A (a)(b)	5,406	326,793
Total		2,174,153
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. (a)	4,733	457,634
Diebold, Inc. (a)	6,516	161,727
Electronics for Imaging, Inc. (a)(b)	6,172	244,473
Total		863,834
TOTAL INFORMATION TECHNOLOGY		9,892,012
MATERIALS 0.9%
Chemicals 0.5%
Albemarle Corp. (a)	1,121	63,022
Dow Chemical Co. (The) (a)	2,006	97,512
Eastman Chemical Co. (a)	928	59,531
EI du Pont de Nemours & Co. (a)	916	55,757
LyondellBasell Industries NV, Class A (a)	2,269	181,996
Monsanto Co. (a)	826	74,332
PPG Industries, Inc. (a)	811	78,286
Westlake Chemical Corp. (a)	4,275	184,338
Total		794,774
Containers & Packaging 0.2%
Sealed Air Corp.	7,148	326,878
Sonoco Products Co. (a)	702	30,677
Total		357,555
Metals & Mining 0.1%
Alcoa, Inc.	2,946	26,308
Freeport-McMoRan, Inc. (a)	1,908	14,558
Nucor Corp. (a)	382	15,028

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Steel Dynamics, Inc. (a)	1,763	$32,069
Total		87,963
Paper & Forest Products 0.1%
Domtar Corp. (a)	5,909	207,938
TOTAL MATERIALS		1,448,230
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
CenturyLink, Inc. (a)	5,456	166,899
TOTAL TELECOMMUNICATION SERVICES		166,899
UTILITIES 0.5%
Electric Utilities 0.2%
American Electric Power Co., Inc. (a)	914	56,439
Entergy Corp. (a)	2,409	173,954
ITC Holdings Corp. (a)	1,877	76,263
PPL Corp. (a)	898	31,421
Xcel Energy, Inc. (a)	1,291	51,046
Total		389,123
Gas Utilities —%
Atmos Energy Corp. (a)	252	17,491
Multi-Utilities 0.3%
Ameren Corp.	1,649	77,421
DTE Energy Co. (a)	875	73,605
NiSource, Inc. (a)	1,242	26,678
PG&E Corp. (a)	448	25,415
Public Service Enterprise Group, Inc. (a)	5,046	215,262
Total		418,381
TOTAL UTILITIES		824,995
Total Common Stocks (Cost: $48,900,368)		$43,999,562

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 2.0%
Aerospace & Defense —%
L-3 Communications Corp.
05/28/24	3.950%	$9,000	$8,461
Automotive —%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	25,000	24,813
Fiat Chrysler Automobiles NV
04/15/20	4.500%	10,000	9,850
Schaeffler Holding Finance BV PIK (c)
08/15/18	6.875%	25,000	25,656
Total			60,319
Banking —%
Ally Financial, Inc.
11/18/19	3.750%	36,000	35,370
Building Materials —%
Nortek, Inc.
04/15/21	8.500%	22,000	22,715
USG Corp. (c)
11/01/21	5.875%	25,000	25,875
Total			48,590
Cable and Satellite 0.1%
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	30,000	31,200
CCO Safari II LLC (c)
07/23/20	3.579%	10,000	10,020
Cablevision Systems Corp.
09/15/17	8.625%	24,000	25,512
Hughes Satellite Systems Corp.
06/15/19	6.500%	16,000	17,720
Virgin Media Secured Finance PLC
01/15/21	5.250%	25,000	26,469
Total			110,921
Chemicals 0.1%
Ashland, Inc.
04/15/18	3.875%	29,000	29,943
LYB International Finance BV
03/15/44	4.875%	50,000	44,857
PQ Corp. (c)
11/01/18	8.750%	25,000	23,300
Total			98,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery —%
CNH Industrial Capital LLC
02/01/17	3.250%	$22,000	$22,096
Consumer Cyclical Services —%
ADT Corp. (The)
03/15/20	5.250%	11,000	10,835
Service Corp. International
11/15/20	4.500%	34,000	34,850
Total			45,685
Consumer Products —%
Spectrum Brands, Inc.
11/15/20	6.375%	24,000	25,320
Tempur Sealy International, Inc.
12/15/20	6.875%	24,000	25,272
Total			50,592
Electric 0.3%
DTE Energy Co.
12/01/23	3.850%	100,000	105,620
Dominion Resources, Inc.
12/01/44	4.700%	50,000	48,072
IPALCO Enterprises, Inc.
07/15/20	3.450%	25,000	24,906
NRG Energy, Inc.
01/15/18	7.625%	25,000	25,906
Pacific Gas & Electric Co.
08/15/24	3.400%	100,000	104,110
Progress Energy, Inc.
04/01/22	3.150%	100,000	100,323
Total			408,937
Finance Companies 0.1%
AerCap Aviation Solutions BV
05/30/17	6.375%	33,000	34,072
Aircastle Ltd.
04/15/17	6.750%	25,000	26,000
CIT Group, Inc.
03/15/18	5.250%	24,000	24,690
Navient Corp.
06/15/18	8.450%	22,000	23,444
OneMain Financial Holdings, Inc. (c)
12/15/19	6.750%	28,000	26,530
Total			134,736
Food and Beverage 0.1%
Aramark Services, Inc.
03/15/20	5.750%	25,000	25,812

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
ConAgra Foods, Inc.
01/25/23	3.200%	$43,000	$42,629
Constellation Brands, Inc.
11/15/19	3.875%	34,000	35,214
Kraft Heinz Co. (The) (c)
07/15/45	5.200%	50,000	53,829
Molson Coors Brewing Co.
05/01/42	5.000%	50,000	49,303
Total			206,787
Gaming —%
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	25,000	25,156
MGM Resorts International
03/01/18	11.375%	22,000	25,300
Total			50,456
Health Care 0.1%
CHS/Community Health Systems, Inc.
08/15/18	5.125%	23,000	23,086
HCA, Inc.
10/15/19	4.250%	30,000	30,900
Kinetic Concepts, Inc./USA, Inc. (c)
02/15/21	7.875%	2,000	2,060
Tenet Healthcare Corp. (c)(d)
06/15/20	4.012%	22,000	21,670
Universal Health Services, Inc. (c)
08/01/19	3.750%	23,000	23,403
Total			101,119
Healthcare Insurance —%
Wellcare Health Plans, Inc.
11/15/20	5.750%	24,000	24,660
Home Construction 0.1%
CalAtlantic Group, Inc.
05/15/18	8.375%	15,000	16,463
D.R. Horton, Inc.
02/15/20	4.000%	35,000	35,612
Lennar Corp.
11/15/19	4.500%	34,000	35,041
Toll Brothers Finance Corp.
11/01/19	6.750%	38,000	41,990
Total			129,106
Independent Energy 0.1%
Continental Resources, Inc.
06/01/44	4.900%	65,000	39,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Woodside Finance Ltd. (c)
03/05/25	3.650%	$50,000	$42,731
Total			82,581
Integrated Energy —%
Cenovus Energy, Inc.
09/15/42	4.450%	8,000	4,672
Leisure —%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	26,000	26,878
Life Insurance 0.1%
Five Corners Funding Trust (c)
11/15/23	4.419%	100,000	102,415
Lodging —%
Choice Hotels International, Inc.
08/28/20	5.700%	30,000	31,800
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%	50,000	46,879
Nielsen Finance LLC/Co.
10/01/20	4.500%	33,000	33,907
Scripps Networks Interactive, Inc.
06/15/25	3.950%	50,000	48,179
Sky PLC (c)
11/26/22	3.125%	50,000	49,608
Univision Communications, Inc. (c)
09/15/22	6.750%	25,000	26,530
Total			205,103
Midstream 0.3%
Columbia Pipeline Group, Inc. (c)
06/01/45	5.800%	56,000	47,384
Enterprise Products Operating LLC
05/15/46	4.900%	50,000	44,070
Kinder Morgan Energy Partners LP
02/15/18	5.950%	294,000	299,145
03/01/43	5.000%	50,000	38,227
Williams Partners LP
09/15/45	5.100%	50,000	34,062
Total			462,888

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Natural Gas —%
Sempra Energy
06/15/24	3.550%	$50,000	$49,956
Packaging 0.1%
Reynolds Group Issuer, Inc./LLC
08/15/19	7.875%	39,000	40,657
Silgan Holdings, Inc.
04/01/20	5.000%	35,000	35,525
Total			76,182
Paper —%
Graphic Packaging International, Inc.
04/15/21	4.750%	30,000	30,525
Pharmaceuticals —%
Valeant Pharmaceuticals International, Inc. (c)
08/15/18	6.750%	9,000	8,685
Railroads —%
Canadian Pacific Railway Co.
08/01/45	4.800%	50,000	50,044
Retailers 0.1%
Dollar Tree, Inc. (c)
03/01/20	5.250%	34,000	35,700
L Brands, Inc.
04/01/21	6.625%	25,000	27,969
Total			63,669
Technology 0.1%
Equinix, Inc.
04/01/20	4.875%	25,000	25,938
First Data Corp. (c)
11/01/20	6.750%	27,000	28,451
NXP BV/Funding LLC (c)
06/15/20	4.125%	26,000	26,295
Total			80,684
Transportation Services —%
ERAC U.S.A. Finance LLC (c)
02/15/45	4.500%	50,000	46,467
Wireless 0.1%
Rogers Communications, Inc.
03/15/43	4.500%	48,000	45,176

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
SBA Telecommunications, Inc.
07/15/20	5.750%	$24,000	$24,930
Sprint Communications, Inc. (c)
11/15/18	9.000%	10,000	10,400
T-Mobile USA, Inc.
04/28/20	6.542%	26,000	26,910
Total			107,416
Wirelines 0.1%
AT&T, Inc.
06/15/45	4.350%	50,000	42,580
CenturyLink, Inc.
06/15/17	5.150%	26,000	26,650
Level 3 Financing, Inc.
06/01/20	7.000%	25,000	26,063
Verizon Communications, Inc.
11/01/42	3.850%	90,000	75,088
Total			170,381
Total Corporate Bonds & Notes (Cost: $3,182,669)			$3,136,281

Residential Mortgage-Backed Securities - Agency —%
Federal Home Loan Mortgage Corp. CMO IO Series 326 Class S2 (d)(e)
03/15/44	5.523%	85,697	19,221
Government National Mortgage Association CMO IO Series 2014-190 Class AI (e)
12/20/38	3.500%	282,675	38,731
Total Residential Mortgage-Backed Securities - Agency (Cost: $64,872)			$57,952

Residential Mortgage-Backed Securities - Non-Agency 0.9%
American General Mortgage Loan Trust CMO Series 2010-1A Class A3 (c)
03/25/58	5.650%	100,323	100,495
Credit Suisse Mortgage Capital Certificates (c)
Series 2010-9R Class 1A3
08/27/37	3.750%	638,755	641,611
Credit Suisse Mortgage Capital Certificates (c)(d)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	225,757	221,706
CMO Series 2014-RPL4 Class A2

Issuer	Coupon Rate	Principal Amount		Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
08/25/62	4.577%	$500,000		$485,834
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,444,155)				$1,449,646

Commercial Mortgage-Backed Securities - Non-Agency 0.8%
American Homes 4 Rent (c)
Series 2015-SFR1 Class A
04/17/52	3.467%	246,261		243,957
American Homes 4 Rent (c)(d)
Series 2014-SFR1 Class E
06/17/31	2.927%	250,000		229,602
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A (c)(d)
10/26/44	2.686%	500,000		492,537
Rialto Real Estate Fund LLC Series 2015-LT7 Class A (c)
12/25/32	3.000%	160,241		160,110
VFC LLC Series 2015-3 Class A (c)
12/20/31	2.750%	23,543		23,532
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $1,170,412)				$1,149,738

Asset-Backed Securities - Non-Agency 0.4%
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (c)(d)
01/25/55	3.475%	470,931		469,462
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (c)
01/15/47	2.620%	100,000		100,007
Total Asset-Backed Securities - Non-Agency (Cost: $569,538)				$569,469

Inflation-Indexed Bonds(f) 6.8%
FRANCE 0.8%
France Government Bond OAT (c)
07/25/24	0.250%	EUR	913,959	1,053,966
France Government Bond OAT (c)
07/25/40	1.800%	EUR	80,142	121,582
Total				1,175,548

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (f) (continued)
GERMANY 0.3%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond (c)
04/15/18	0.750%	EUR	$297,475	$330,596
Deutsche Bundesrepublik Inflation-Linked Bond (c)
04/15/23	0.100%	EUR	77,633	89,114
Total				419,710
ITALY 0.3%
Italy Buoni Poliennali Del Tesoro (c)
09/15/19	2.350%	EUR	77,464	90,982
09/15/21	2.100%	EUR	75,814	90,209
09/15/24	2.350%	EUR	70,324	86,294
09/15/26	3.100%	EUR	37,105	49,069
09/15/41	2.550%	EUR	173,781	234,228
Total				550,782
MEXICO 0.1%
Mexican Udibonos
11/15/40	4.000%	MXN	2,173,609	124,554
NEW ZEALAND 0.1%
New Zealand Government Bond (c)
09/20/25	2.000%	NZD	361,985	238,335
SWEDEN —%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	349,977	48,173
UNITED KINGDOM 1.3%
United Kingdom Gilt Inflation-Linked Bond (c)
03/22/29	0.125%	GBP	384,132	604,550
03/22/34	0.750%	GBP	106,595	194,012
03/22/44	0.125%	GBP	558,932	1,010,332
03/22/52	0.250%	GBP	118,417	242,216
Total				2,051,110
UNITED STATES 3.9%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	1,029,598		1,040,860
01/15/21	1.125%	897,429		947,629
01/15/22	0.125%	867,367		868,721
01/15/24	0.625%	663,967		681,975
01/15/25	2.375%	319,974		376,624
01/15/27	2.375%	269,758		325,083
01/15/29	2.500%	55,082		67,750
02/15/42	0.750%	376,830		352,287
02/15/43	0.625%	468,090		422,768

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (f) (continued)
UNITED STATES (CONTINUED)
02/15/45	0.750%	$1,025,523		$953,870
Total				6,037,567
Total Inflation-Indexed Bonds (Cost: $10,724,077)				$10,645,779

U.S. Treasury Obligations 1.0%
U.S. Treasury
04/30/16	0.375%	340,000		340,036
10/31/18	1.750%	200,000		204,742
12/31/19	1.125%	305,000		305,191
01/31/20	1.375%	95,000		95,913
02/15/21	3.625%	95,000		105,699
02/28/21	2.000%	50,000		51,758
08/15/23	2.500%	20,000		21,352
05/15/25	2.125%	70,000		72,324
08/15/26	6.750%	50,000		73,652
08/15/27	6.375%	40,000		58,616
11/15/40	4.250%	50,000		66,486
02/15/42	3.125%	95,000		106,151
08/15/43	3.625%	75,000		91,497
Total U.S. Treasury Obligations (Cost: $1,561,751)				$1,593,417

Foreign Government Obligations(f)(g) 1.9%
AUSTRALIA 0.1%
Australia Government Bond (c)
10/21/19	2.750%	AUD	170,000	125,487
04/21/25	3.250%	AUD	89,000	68,215
Total				193,702
BELGIUM 0.2%
Belgium Government Bond (c)
06/22/24	2.600%	EUR	150,000	194,703
COLOMBIA 0.1%
Colombia Government International Bond
03/21/23	4.375%	COP	280,000,000	66,752
06/28/27	9.850%	COP	293,000,000	95,150
Total				161,902
HUNGARY 0.3%
Hungary Government Bond
06/24/25	5.500%	HUF	100,300,000	421,535
ITALY 0.2%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	192,000	325,822

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)
MEXICO 0.2%
Mexican Bonos
06/10/21	6.500%	MXN$2,000,000	$114,992
11/23/34	7.750%	MXN3,070,000	187,963
Total			302,955
ROMANIA 0.5%
Romania Government Bond
02/24/25	4.750%	RON2,870,000	771,645
SPAIN 0.3%
Spain Government Bond (c)
01/31/22	5.850%	EUR350,000	493,344
Total Foreign Government Obligations (Cost: $2,952,608)			2,865,608

	Shares	Value

Exchange-Traded Funds 0.5%
iShares US Real Estate ETF	11,450	$818,331
Total Exchange-Traded Funds (Cost: $860,638)		$818,331

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 1.8%
UNITED STATES 1.8%
U.S. Treasury Bills
12/08/16	0.410%	2,840,000	$2,831,011
Total Treasury Bills (Cost: $2,827,097)			$2,831,011

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(h)
	600,000	2.00	12/06/21	2,291
	670,000	2.15	09/13/21	862
Total Options Purchased Puts (Cost: $17,596)				$3,153

	Shares	Value

Money Market Funds 57.7%
Columbia Short-Term Cash Fund, 0.420% (i)(j)	89,808,222	$89,808,222
Total Money Market Funds (Cost: $89,808,222)		$89,808,222
Total Investments
(Cost: $164,084,003) (k)		$158,928,169

Investments Sold Short (21.3)%

Issuer	Shares	Value

Common Stocks (21.3)%
CONSUMER DISCRETIONARY (4.2)%
Auto Components —%
BorgWarner, Inc.	(2,034)	(66,471)
Automobiles —%
Fiat Chrysler Automobiles NV	(4,435)	(30,380)
Distributors (0.2)%
Genuine Parts Co.	(4,233)	(381,605)
Diversified Consumer Services (0.2)%
H&R Block, Inc.	(8,910)	(292,961)
Hotels, Restaurants & Leisure (1.2)%
Cheesecake Factory, Inc. (The)	(6,580)	(328,342)
Chipotle Mexican Grill, Inc. (b)	(952)	(484,720)
Choice Hotels International, Inc.	(5,705)	(295,690)
Dunkin’ Brands Group, Inc.	(5,390)	(251,066)
InterContinental Hotels Group PLC, ADR	(2,726)	(103,015)
Restaurant Brands International, Inc.	(1,112)	(38,987)
Texas Roadhouse, Inc.	(2,039)	(85,047)
Wynn Resorts Ltd.	(2,729)	(225,088)
Total		(1,811,955)
Household Durables —%
Tupperware Brands Corp.	(667)	(33,323)
Internet & Catalog Retail (0.1)%
Netflix, Inc. (b)	(1,075)	(100,416)
Media (0.6)%
Omnicom Group, Inc.	(1,189)	(92,516)
Regal Entertainment Group, Class A	(17,909)	(352,628)
Thomson Reuters Corp.	(9,489)	(347,297)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Walt Disney Co. (The)	(853)	$(81,479)
WPP PLC, ADR	(665)	(69,985)
Total		(943,905)
Multiline Retail (0.5)%
Dollar Tree, Inc. (b)	(1,838)	(147,500)
Kohl’s Corp.	(1,043)	(48,677)
Macy’s, Inc.	(2,315)	(100,031)
Nordstrom, Inc.	(8,804)	(451,821)
Total		(748,029)
Specialty Retail (1.2)%
Abercrombie & Fitch Co., Class A	(14,325)	(416,141)
AutoZone, Inc. (b)	(395)	(305,955)
Cabela’s, Inc. (b)	(2,520)	(120,910)
CarMax, Inc. (b)	(2,612)	(120,831)
Dick’s Sporting Goods, Inc.	(5,845)	(248,237)
Dsw Inc-class A	(1,707)	(44,723)
Gap, Inc. (The)	(3,351)	(92,655)
Tiffany & Co.	(1,028)	(66,800)
Ulta Salon Cosmetics & Fragrance, Inc. (b)	(2,125)	(351,029)
Urban Outfitters, Inc. (b)	(3,292)	(87,205)
Total		(1,854,486)
Textiles, Apparel & Luxury Goods (0.2)%
Carter’s, Inc.	(827)	(84,048)
Fossil Group, Inc. (b)	(723)	(33,916)
Michael Kors Holdings Ltd. (b)	(958)	(54,271)
Under Armour, Inc., Class A (b)	(1,683)	(140,850)
Total		(313,085)
TOTAL CONSUMER DISCRETIONARY		(6,576,616)
CONSUMER STAPLES (0.4)%
Beverages (0.1)%
Brown-Forman Corp., Class B	(338)	(33,283)
Coca-Cola Co. (The)	(465)	(20,055)
Monster Beverage Corp. (b)	(742)	(93,121)
Total		(146,459)
Food & Staples Retailing —%
Wal-Mart Stores, Inc.	(629)	(41,728)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (0.1)%
Campbell Soup Co.	(592)	$(36,556)
Flowers Foods, Inc.	(1,441)	(24,684)
Hershey Co. (The)	(250)	(22,723)
Hormel Foods Corp.	(968)	(41,150)
Keurig Green Mountain, Inc.	(371)	(34,110)
McCormick & Co., Inc.	(348)	(32,454)
Total		(191,677)
Household Products (0.1)%
Church & Dwight Co., Inc.	(348)	(31,584)
Clorox Co. (The)	(238)	(30,088)
Colgate-Palmolive Co.	(456)	(29,932)
Kimberly-Clark Corp.	(122)	(15,897)
Procter & Gamble Co. (The)	(326)	(26,174)
Total		(133,675)
Personal Products (0.1)%
Edgewell Personal Care Co.	(1,558)	(119,109)
TOTAL CONSUMER STAPLES		(632,648)
ENERGY (0.5)%
Energy Equipment & Services (0.1)%
Core Laboratories NV	(205)	(21,513)
Diamond Offshore Drilling	(1,578)	(31,576)
Ensco PLC, Class A	(2,134)	(18,502)
Nabors Industries Ltd.	(4,310)	(30,860)
Noble Corp. PLC	(3,128)	(26,056)
Patterson-UTI Energy, Inc.	(3,327)	(51,701)
Precision Drilling Corp.	(10,838)	(34,790)
Rowan Companies PLC, Class A	(2,216)	(29,517)
SEACOR Holdings, Inc. (b)	(357)	(17,275)
Total		(261,790)
Oil, Gas & Consumable Fuels (0.4)%
Apache Corp.	(893)	(34,184)
Cenovus Energy, Inc.	(5,985)	(68,349)
Cheniere Energy, Inc. (b)	(3,428)	(122,551)
Chevron Corp.	(977)	(81,521)
Cobalt International Energy, Inc. (b)	(15,536)	(41,326)
Continental Resources, Inc. (b)	(788)	(18,266)
Marathon Oil Corp.	(2,941)	(24,145)
Oasis Petroleum, Inc. (b)	(2,217)	(11,950)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Oneok, Inc.	(1,498)	$(35,952)
Pioneer Natural Resources Co.	(412)	(49,658)
Total SA, ADR	(1,794)	(80,210)
Whiting Petroleum Corp. (b)	(1,305)	(5,233)
Total		(573,345)
TOTAL ENERGY		(835,135)
FINANCIALS (2.5)%
Banks (0.4)%
Bank of Hawaii Corp.	(1,963)	(124,651)
First Republic Bank	(3,035)	(186,774)
M&T Bank Corp.	(266)	(27,278)
People’s United Financial	(12,006)	(175,408)
Synovus Financial Corp.	(6,729)	(178,924)
Total		(693,035)
Capital Markets (1.1)%
Franklin Resources, Inc.	(8,405)	(301,319)
Janus Capital Group, Inc.	(19,362)	(250,351)
Raymond James Financial, Inc.	(6,775)	(297,016)
T Rowe Price Group, Inc.	(7,955)	(549,770)
TD Ameritrade Holding Corp.	(8,576)	(245,102)
Total		(1,643,558)
Diversified Financial Services (0.1)%
McGraw Hill Financial, Inc.	(1,838)	(164,942)
Insurance (0.6)%
Mercury General Corp.	(2,509)	(131,923)
Principal Financial Group, Inc.	(6,267)	(236,955)
Travelers Companies, Inc. (The)	(2,177)	(234,071)
White Mountains Insurance Group Ltd.	(155)	(118,864)
WR Berkley Corp.	(4,420)	(227,630)
Total		(949,443)
Real Estate Investment Trusts (REITs) (0.3)%
DDR Corp.	(7,132)	(119,318)
Prologis, Inc.	(9,880)	(379,985)
Total		(499,303)
TOTAL FINANCIALS		(3,950,281)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (4.2)%
Biotechnology (1.9)%
Achillion Pharmaceuticals, Inc. (b)	(29,660)	$(219,187)
Acorda Therapeutics, Inc. (b)	(8,540)	(279,343)
Alnylam Pharmaceuticals, Inc. (b)	(405)	(23,721)
Amgen, Inc.	(2,088)	(297,081)
Applied Genetic Technologies (b)	(2,150)	(28,530)
Fibrogen, Inc. (b)	(11,803)	(204,546)
Immunogen, Inc. (b)	(25,195)	(183,420)
Intrexon Corp. (b)	(1,787)	(55,308)
Ionis Pharmaceuticals, Inc. (b)	(9,797)	(338,584)
Ironwood Pharmaceuticals, Inc. (b)	(5,695)	(54,957)
Lexicon Pharmaceuticals, Inc. (b)	(3,289)	(30,719)
Ophthotech Corp. (b)	(8,195)	(369,103)
Portola Pharmaceuticals, Inc. (b)	(6,115)	(172,260)
Seattle Genetics, Inc. (b)	(11,463)	(346,068)
uniQure NV (b)	(17,676)	(247,994)
United Therapeutics Corp. (b)	(261)	(31,826)
Total		(2,882,647)
Health Care Equipment & Supplies (0.6)%
Abbott Laboratories	(410)	(15,883)
Baxter International, Inc.	(2,554)	(100,909)
Becton Dickinson and Co.	(2,760)	(406,962)
CR Bard, Inc.	(105)	(20,200)
Hill-Rom Holdings, Inc.	(1,434)	(66,466)
ResMed, Inc.	(310)	(17,642)
Varian Medical Systems, Inc. (b)	(4,862)	(380,306)
Total		(1,008,368)
Health Care Providers & Services (0.3)%
Anthem, Inc.	(3,097)	(404,747)
DaVita HealthCare Partners, Inc. (b)	(267)	(17,614)
Henry Schein, Inc. (b)	(93)	(15,387)
Patterson Cos, Inc.	(2,097)	(91,093)
Total		(528,841)
Health Care Technology (0.1)%
athenahealth, Inc. (b)	(279)	(36,011)
Veeva Systems Inc., Class A (b)	(4,591)	(111,515)
Total		(147,526)
Life Sciences Tools & Services (0.2)%
Bruker Corp.	(1,640)	(42,607)
Illumina, Inc. (b)	(976)	(146,634)
Mettler-Toledo International, Inc. (b)	(129)	(40,623)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
QIAGEN NV (b)	(778)	$(16,424)
Waters Corp. (b)	(321)	(38,620)
Total		(284,908)
Pharmaceuticals (1.1)%
Eli Lilly & Co.	(4,685)	(337,320)
Glaxosmithkline PLC, ADR	(4,715)	(182,329)
Nektar Therapeutics (b)	(19,771)	(220,842)
Novo Nordisk A/S, ADR	(9,428)	(484,599)
Roche Holding AG, ADR	(3,170)	(101,599)
Xenoport, Inc. (b)	(6,805)	(30,418)
Zoetis, Inc.	(8,715)	(357,838)
Total		(1,714,945)
TOTAL HEALTH CARE		(6,567,235)
INDUSTRIALS (3.4)%
Aerospace & Defense (0.4)%
TransDigm Group, Inc. (b)	(2,174)	(464,323)
Triumph Group, Inc.	(2,989)	(91,045)
Total		(555,368)
Air Freight & Logistics (0.2)%
Expeditors International of Washington, Inc.	(7,165)	(328,014)
Airlines (0.1)%
Copa Holdings SA, Class A	(1,070)	(65,334)
Spirit Airlines, Inc. (b)	(3,059)	(146,067)
Total		(211,401)
Building Products (0.1)%
Allegion PLC	(1,589)	(100,107)
Commercial Services & Supplies —%
Pitney Bowes, Inc.	(3,179)	(57,603)
Construction & Engineering (0.3)%
Fluor Corp.	(7,620)	(350,825)
KBR, Inc.	(7,763)	(107,362)
Total		(458,187)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment —%
Emerson Electric Co.	(1,466)	$(71,585)
Industrial Conglomerates (0.5)%
3M Co.	(2,489)	(390,449)
Roper Industries, Inc.	(2,436)	(409,078)
Total		(799,527)
Machinery (0.7)%
Deere & Co.	(4,670)	(374,441)
Illinois Tool Works	(868)	(81,809)
Oshkosh Corp.	(1,201)	(41,434)
PACCAR, Inc.	(6,505)	(335,008)
SPX Corp.	(14,755)	(173,961)
Total		(1,006,653)
Professional Services (0.3)%
IHS, Inc., Class A (b)	(949)	(98,687)
Robert Half International, Inc.	(8,960)	(352,934)
Total		(451,621)
Road & Rail (0.1)%
Hertz Global Holdings, Inc. (b)	(10,037)	(85,315)
Trading Companies & Distributors (0.7)%
Air Lease Corp.	(4,358)	(130,958)
Fastenal Co.	(10,989)	(497,692)
MSC Industrial Direct Co., Inc., Class A	(6,527)	(454,148)
Total		(1,082,798)
TOTAL INDUSTRIALS		(5,208,179)
INFORMATION TECHNOLOGY (4.9)%
Communications Equipment (0.3)%
Arista Networks, Inc. (b)	(5,640)	(386,566)
Electronic Equipment, Instruments & Components (0.8)%
Dolby Laboratories, Inc., Class A	(16,745)	(661,428)
IPG Photonics Corp. (b)	(6,519)	(537,557)
Vishay Intertechnology, Inc.	(8,997)	(106,524)
Total		(1,305,509)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (0.2)%
Facebook Inc., Class A (b)	(184)	$(19,673)
Pandora Media, Inc. (b)	(2,285)	(23,353)
Shutterstock, Inc. (b)	(5,112)	(178,409)
Yahoo!, Inc. (b)	(3,479)	(110,597)
Total		(332,032)
IT Services (1.0)%
Global Payments, Inc.	(5,745)	(350,158)
International Business Machines Corp.	(1,471)	(192,745)
Teradata Corp. (b)	(7,364)	(183,732)
Western Union Co.	(21,775)	(397,611)
Xerox Corp.	(49,807)	(478,645)
Total		(1,602,891)
Semiconductors & Semiconductor Equipment (0.7)%
Amkor Technology, Inc. (b)	(66,273)	(335,341)
Fairchild Semiconductor International, Inc. (b)	(3,299)	(66,178)
Micron Technology, Inc. (b)	(13,284)	(141,209)
Teradyne, Inc.	(15,325)	(292,401)
Xilinx, Inc.	(6,856)	(323,740)
Total		(1,158,869)
Software (1.1)%
Netsuite, Inc. (b)	(9,097)	(549,641)
Oracle Corp.	(5,801)	(213,361)
QLIK Technologies, Inc. (b)	(17,935)	(416,450)
ServiceNow, Inc. (b)	(3,700)	(203,463)
VMware, Inc., Class A (b)	(3,208)	(161,972)
Zynga, Inc., Class A (b)	(45,548)	(96,106)
Total		(1,640,993)
Technology Hardware, Storage & Peripherals (0.8)%
Hewlett Packard Enterprise Co.	(14,157)	(187,864)
Lexmark International, Inc., Class A	(16,715)	(518,499)
NetApp, Inc.	(21,019)	(522,112)
Total		(1,228,475)
TOTAL INFORMATION TECHNOLOGY		(7,655,335)
MATERIALS (0.7)%
Chemicals (0.5)%
Agrium, Inc.	(516)	(44,340)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Air Products & Chemicals, Inc.	(548)	$(72,593)
Airgas, Inc.	(2,336)	(330,591)
Ashland, Inc.	(1,076)	(102,532)
Ecolab, Inc.	(689)	(70,657)
GCP Applied Technologies (b)	(1,807)	(32,038)
International Flavors & Fragrances, Inc.	(355)	(36,668)
WR Grace & Co. (b)	(1,807)	(124,213)
Total		(813,632)
Construction Materials (0.1)%
Vulcan Materials Co.	(1,872)	(184,448)
Containers & Packaging (0.1)%
Packaging Corp. of America	(519)	(25,172)
Silgan Holdings, Inc.	(457)	(23,412)
Westrock Co.	(987)	(33,331)
Total		(81,915)
TOTAL MATERIALS		(1,079,995)
TELECOMMUNICATION SERVICES (0.2)%
Diversified Telecommunication Services (0.2)%
BCE, Inc.	(842)	(36,307)
Telefonica Sa-spon Adr	(4,582)	(45,545)
Telus Corp.	(2,190)	(63,817)
Verizon Communications, Inc.	(1,337)	(67,826)
Total		(213,495)
TOTAL TELECOMMUNICATION SERVICES		(213,495)
UTILITIES (0.3)%
Electric Utilities (0.1)%
Pepco Holdings, Inc.	(811)	(21,232)
Southern Co. (The)	(692)	(33,341)
Total		(54,573)
Independent Power and Renewable Electricity Producers (0.1)%
NRG Energy, Inc.	(11,322)	(122,051)
Multi-Utilities (0.1)%
Consolidated Edison, Inc.	(504)	(35,285)
Dominion Resources, Inc.	(414)	(28,947)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Sempra Energy	(1,157)	$(111,662)
Total		(175,894)
Water Utilities —%
Aqua America, Inc.	(750)	(22,927)
TOTAL UTILITIES		(375,445)
Total Common Stocks (Proceeds: $35,281,842)		$(33,094,364)
Total Investments Sold Short (Proceeds: $35,281,842)		$(33,094,364)

Total Investments, Net of Investments Sold Short	125,833,805(l)
Other Assets & Liabilities, Net	29,867,537
Net Assets	$155,701,342

At February 29, 2016, securities and cash totaling $60,164,742 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at February 29, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	03/04/2016	1,100,000 CHF	1,099,384 USD	—	(2,390)
Barclays	03/04/2016	1,098,724 USD	1,100,000 CHF	3,049	—
Barclays	03/18/2016	994,744 EUR	1,096,983 USD	14,289	—
Barclays	03/18/2016	2,551,000 NOK	296,751 USD	3,651	—
Barclays	03/18/2016	330,794 USD	300,545 EUR	—	(3,676)
Barclays	03/18/2016	662,885 USD	5,716,000 NOK	—	(6,139)
Barclays	03/23/2016	2,466,417 USD	21,500,000 NOK	3,758	—
Barclays	03/23/2016	3,761,528 USD	5,615,000 NZD	—	(66,757)
Barclays	04/05/2016	123,276,000 HUF	434,044 USD	1,762	—
Barclays	04/05/2016	5,889,000 MXN	325,153 USD	1,326	—
Barclays	04/28/2016	1,100,000 CHF	1,101,696 USD	—	(3,156)
BNP Paribas	03/04/2016	3,391,659 AUD	2,368,205 USD	—	(52,349)
BNP Paribas	03/04/2016	4,500,000 CAD	3,197,567 USD	—	(128,380)
BNP Paribas	03/04/2016	400,000 CHF	399,210 USD	—	(1,435)
BNP Paribas	03/04/2016	2,200,000 EUR	2,388,914 USD	—	(4,512)
BNP Paribas	03/04/2016	2,303,285 GBP	3,194,426 USD	—	(11,430)
BNP Paribas	03/04/2016	1,151,100,000 JPY	10,174,121 USD	—	(35,508)
BNP Paribas	03/04/2016	39,292,183 NOK	4,401,992 USD	—	(112,987)
BNP Paribas	03/04/2016	2,541,924 NZD	1,672,586 USD	—	(2,074)
BNP Paribas	03/04/2016	19,400,000 SEK	2,265,561 USD	—	(495)
BNP Paribas	03/04/2016	1,278,233 SGD	888,362 USD	—	(20,729)
BNP Paribas	03/04/2016	419,731 USD	600,000 AUD	8,476	—
BNP Paribas	03/04/2016	1,994,082 USD	2,791,659 AUD	—	(1,735)
BNP Paribas	03/04/2016	2,242,679 USD	3,200,000 CAD	122,439	—
BNP Paribas	03/04/2016	961,752 USD	1,300,000 CAD	—	(923)
BNP Paribas	03/04/2016	399,521 USD	400,000 CHF	1,124	—
BNP Paribas	03/04/2016	2,394,480 USD	2,200,000 EUR	—	(1,054)
BNP Paribas	03/04/2016	3,324,789 USD	2,303,285 GBP	—	(118,933)
BNP Paribas	03/04/2016	9,749,434 USD	1,151,100,000 JPY	460,194	—
BNP Paribas	03/04/2016	4,506,191 USD	39,292,183 NOK	8,788	—
BNP Paribas	03/04/2016	260,303 USD	400,000 NZD	3,223	—
BNP Paribas	03/04/2016	1,416,154 USD	2,141,924 NZD	—	(5,021)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	03/04/2016	2,274,950 USD	19,400,000 SEK	—	(8,894)
BNP Paribas	03/04/2016	909,063 USD	1,278,233 SGD	28	—
BNP Paribas	03/18/2016	2,027,000 AUD	1,434,076 USD	—	(11,539)
BNP Paribas	03/18/2016	1,436,717 USD	2,027,000 AUD	8,897	—
BNP Paribas	04/28/2016	2,791,659 AUD	1,989,071 USD	1,798	—
BNP Paribas	04/28/2016	1,300,000 CAD	961,787 USD	900	—
BNP Paribas	04/28/2016	400,000 CHF	400,595 USD	—	(1,169)
BNP Paribas	04/28/2016	2,200,000 EUR	2,398,440 USD	938	—
BNP Paribas	04/28/2016	39,292,183 NOK	4,504,486 USD	—	(8,938)
BNP Paribas	04/28/2016	1,278,233 SGD	907,707 USD	—	(99)
BNP Paribas	04/28/2016	3,195,094 USD	2,303,285 GBP	11,374	—
BNP Paribas	04/28/2016	10,192,047 USD	1,151,100,000 JPY	35,171	—
BNP Paribas	04/28/2016	1,667,350 USD	2,541,924 NZD	1,805	—
BNP Paribas	04/28/2016	2,270,466 USD	19,400,000 SEK	471	—
Citi	03/18/2016	1,419,000 AUD	1,021,113 USD	9,112	—
Citi	03/18/2016	918,000 AUD	654,272 USD	—	(426)
Citi	03/18/2016	4,780,000 CNH	728,881 USD	435	—
Citi	03/18/2016	1,306,478 USD	1,824,000 AUD	—	(5,639)
Citi	03/23/2016	697,158,000 JPY	6,174,851 USD	—	(12,980)
Citi	04/05/2016	289,000 AUD	208,002 USD	2,072	—
Citi	04/05/2016	28,000 AUD	19,950 USD	—	(2)
Credit Suisse	03/04/2016	200,000 CHF	200,010 USD	—	(312)
Credit Suisse	03/04/2016	1,600,000 GBP	2,334,136 USD	107,156	—
Credit Suisse	03/04/2016	180,700,000 JPY	1,597,899 USD	—	(4,811)
Credit Suisse	03/04/2016	1,600,000 NZD	1,057,832 USD	3,726	—
Credit Suisse	03/04/2016	5,300,000 SEK	620,769 USD	1,692	—
Credit Suisse	03/04/2016	199,833 USD	200,000 CHF	489	—
Credit Suisse	03/04/2016	2,220,504 USD	1,600,000 GBP	6,476	—
Credit Suisse	03/04/2016	1,532,330 USD	180,700,000 JPY	70,380	—
Credit Suisse	03/04/2016	1,052,728 USD	1,600,000 NZD	1,378	—
Credit Suisse	03/04/2016	619,191 USD	5,300,000 SEK	—	(114)
Credit Suisse	04/05/2016	326,000 EUR	358,038 USD	3,012	—
Credit Suisse	04/28/2016	200,000 CHF	200,339 USD	—	(544)
Credit Suisse	04/28/2016	1,600,000 GBP	2,220,552 USD	—	(6,853)
Credit Suisse	04/28/2016	1,600,000 NZD	1,049,038 USD	—	(1,602)
Credit Suisse	04/28/2016	5,300,000 SEK	620,431 USD	20	—
Credit Suisse	04/28/2016	1,600,872 USD	180,700,000 JPY	4,600	—
Deutsche Bank	03/04/2016	5,700,000 AUD	4,079,631 USD	11,663	—
Deutsche Bank	03/04/2016	200,000 AUD	139,953 USD	—	(2,783)
Deutsche Bank	03/04/2016	1,900,000 CAD	1,375,978 USD	—	(28,311)
Deutsche Bank	03/04/2016	5,900,000 CHF	5,943,913 USD	34,401	—
Deutsche Bank	03/04/2016	3,826,077 CHF	3,822,734 USD	—	(9,511)
Deutsche Bank	03/04/2016	2,072,630 EUR	2,292,096 USD	37,238	—
Deutsche Bank	03/04/2016	4,049,074 EUR	4,398,108 USD	—	(6,965)
Deutsche Bank	03/04/2016	6,075,327 GBP	8,673,968 USD	217,948	—
Deutsche Bank	03/04/2016	169,402,839 JPY	1,510,085 USD	7,574	—
Deutsche Bank	03/04/2016	871,367,169 JPY	7,578,906 USD	—	(149,645)
Deutsche Bank	03/04/2016	19,800,000 NOK	2,302,066 USD	26,891	—
Deutsche Bank	03/04/2016	28,525,191 NOK	3,270,465 USD	—	(7,302)
Deutsche Bank	03/04/2016	4,727,367 NZD	3,129,368 USD	14,903	—
Deutsche Bank	03/04/2016	3,572,633 NZD	2,350,868 USD	—	(2,840)
Deutsche Bank	03/04/2016	36,846,124 SEK	4,326,034 USD	22,149	—
Deutsche Bank	03/04/2016	200,000 SGD	143,180 USD	939	—
Deutsche Bank	03/04/2016	17,108,365 SGD	12,157,177 USD	—	(10,444)
Deutsche Bank	03/04/2016	3,418,829 USD	4,900,000 AUD	78,196	—
Deutsche Bank	03/04/2016	714,237 USD	1,000,000 AUD	—	(558)
Deutsche Bank	03/04/2016	736,508 USD	1,036,377 CAD	29,478	—
Deutsche Bank	03/04/2016	638,678 USD	863,623 CAD	—	(375)
Deutsche Bank	03/04/2016	9,726,998 USD	9,726,077 CHF	14,759	—
Deutsche Bank	03/04/2016	1,520,607 USD	1,400,000 EUR	2,482	—
Deutsche Bank	03/04/2016	5,141,251 USD	4,721,704 EUR	—	(4,410)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	03/04/2016	8,431,363 USD	6,075,327 GBP	24,656	—
Deutsche Bank	03/04/2016	8,860,422 USD	1,040,770,008 JPY	370,640	—
Deutsche Bank	03/04/2016	5,059,723 USD	45,125,191 NOK	125,514	—
Deutsche Bank	03/04/2016	376,458 USD	3,200,000 NOK	—	(8,753)
Deutsche Bank	03/04/2016	460,615 USD	700,000 NZD	556	—
Deutsche Bank	03/04/2016	5,062,360 USD	7,600,000 NZD	—	(55,358)
Deutsche Bank	03/04/2016	4,325,230 USD	36,846,124 SEK	—	(21,345)
Deutsche Bank	03/04/2016	12,283,807 USD	17,308,365 SGD	26,057	—
Deutsche Bank	04/05/2016	3,315,000 RON	814,496 USD	6,487	—
Deutsche Bank	04/28/2016	1,000,000 AUD	712,311 USD	450	—
Deutsche Bank	04/28/2016	863,623 CAD	638,769 USD	427	—
Deutsche Bank	04/28/2016	700,000 CHF	701,485 USD	—	(1,602)
Deutsche Bank	04/28/2016	4,721,704 EUR	5,148,768 USD	3,180	—
Deutsche Bank	04/28/2016	6,075,327 GBP	8,432,159 USD	—	(25,476)
Deutsche Bank	04/28/2016	111,000,000 JPY	983,435 USD	—	(2,771)
Deutsche Bank	04/28/2016	700,000 NZD	458,977 USD	—	(678)
Deutsche Bank	04/28/2016	18,405,246 SEK	2,154,973 USD	480	—
Deutsche Bank	04/28/2016	700,000 SGD	496,870 USD	—	(273)
Deutsche Bank	04/28/2016	3,134,168 USD	4,400,000 AUD	—	(1,979)
Deutsche Bank	04/28/2016	3,676,184 USD	3,668,402 CHF	8,397	—
Deutsche Bank	04/28/2016	4,434,026 USD	500,467,169 JPY	12,492	—
Deutsche Bank	04/28/2016	3,269,643 USD	28,525,191 NOK	6,996	—
Deutsche Bank	04/28/2016	2,342,511 USD	3,572,633 NZD	3,459	—
Deutsche Bank	04/28/2016	11,788,848 USD	16,608,365 SGD	6,473	—
HSBC	03/02/2016	30,000 JPY	264 USD	—	(2)
HSBC	03/02/2016	253 USD	30,000 JPY	13	—
HSBC	03/04/2016	1,200,000 AUD	859,106 USD	2,692	—
HSBC	03/04/2016	11,242,874 AUD	7,879,764 USD	—	(144,035)
HSBC	03/04/2016	7,212,995 CAD	5,126,462 USD	—	(204,659)
HSBC	03/04/2016	100,000 CHF	101,267 USD	1,106	—
HSBC	03/04/2016	7,729,573 CHF	7,730,342 USD	—	(11,692)
HSBC	03/04/2016	400,000 EUR	436,253 USD	1,084	—
HSBC	03/04/2016	4,519,044 EUR	4,906,141 USD	—	(10,222)
HSBC	03/04/2016	3,467,038 GBP	4,811,105 USD	—	(14,535)
HSBC	03/04/2016	1,067,916,928 JPY	9,279,176 USD	—	(192,664)
HSBC	03/04/2016	400,000 NOK	46,297 USD	334	—
HSBC	03/04/2016	22,400,000 NOK	2,508,319 USD	—	(65,617)
HSBC	03/04/2016	4,900,000 NZD	3,269,278 USD	41,079	—
HSBC	03/04/2016	1,490,595 NZD	980,509 USD	—	(1,519)
HSBC	03/04/2016	38,389,682 SEK	4,495,726 USD	11,543	—
HSBC	03/04/2016	18,882,291 SGD	13,349,130 USD	—	(80,123)
HSBC	03/04/2016	139,953 USD	200,000 AUD	2,782	—
HSBC	03/04/2016	8,743,824 USD	12,242,874 AUD	—	(6,347)
HSBC	03/04/2016	3,555,146 USD	4,819,633 CAD	7,042	—
HSBC	03/04/2016	1,770,153 USD	2,393,362 CAD	—	(1,221)
HSBC	03/04/2016	3,996,416 USD	4,029,573 CHF	39,653	—
HSBC	03/04/2016	3,813,132 USD	3,800,000 CHF	—	(7,006)
HSBC	03/04/2016	108,566 USD	100,000 EUR	226	—
HSBC	03/04/2016	5,251,619 USD	4,819,044 EUR	—	(8,879)
HSBC	03/04/2016	2,361,873 USD	1,700,000 GBP	4,293	—
HSBC	03/04/2016	2,549,453 USD	1,767,038 GBP	—	(89,980)
HSBC	03/04/2016	9,108,671 USD	1,067,916,928 JPY	363,169	—
HSBC	03/04/2016	2,214,107 USD	19,300,000 NOK	3,614	—
HSBC	03/04/2016	403,822 USD	3,500,000 NOK	—	(1,644)
HSBC	03/04/2016	913,288 USD	1,400,000 NZD	9,054	—
HSBC	03/04/2016	3,299,647 USD	4,990,595 NZD	—	(11,763)
HSBC	03/04/2016	198,472 USD	1,700,000 SEK	100	—
HSBC	03/04/2016	4,300,026 USD	36,689,682 SEK	—	(14,414)
HSBC	03/04/2016	13,227,971 USD	18,882,291 SGD	201,282	—
HSBC	03/18/2016	24,745,000 INR	358,933 USD	—	(1,917)
HSBC	03/18/2016	360,977 USD	24,745,000 INR	—	(127)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC	03/23/2016	2,466,000 CHF	2,474,339 USD	1,790	—
HSBC	03/23/2016	1,236,000 CHF	1,236,247 USD	—	(3,035)
HSBC	03/23/2016	409,000 SEK	48,481 USD	669	—
HSBC	04/05/2016	571,000,000 COP	172,664 USD	15	—
HSBC	04/05/2016	265 USD	30,000 JPY	2	—
HSBC	04/28/2016	12,242,874 AUD	8,720,709 USD	5,483	—
HSBC	04/28/2016	2,393,362 CAD	1,770,147 USD	1,107	—
HSBC	04/28/2016	2,179,224 CHF	2,183,049 USD	—	(5,787)
HSBC	04/28/2016	4,419,044 EUR	4,819,016 USD	3,259	—
HSBC	04/28/2016	17,500,000 NOK	2,007,064 USD	—	(3,131)
HSBC	04/28/2016	200,000 NZD	131,162 USD	—	(168)
HSBC	04/28/2016	5,182,291 SGD	3,680,056 USD	—	(426)
HSBC	04/28/2016	142,462 USD	200,000 AUD	—	(90)
HSBC	04/28/2016	100,176 USD	100,000 CHF	266	—
HSBC	04/28/2016	109,051 USD	100,000 EUR	—	(74)
HSBC	04/28/2016	4,812,103 USD	3,467,038 GBP	14,459	—
HSBC	04/28/2016	6,408,699 USD	723,381,911 JPY	18,357	—
HSBC	04/28/2016	977,547 USD	1,490,595 NZD	1,252	—
HSBC	04/28/2016	836,546 USD	7,141,883 SEK	—	(527)
HSBC	04/28/2016	852,146 USD	1,200,000 SGD	99	—
Morgan Stanley	03/04/2016	100,000 CHF	100,012 USD	—	(150)
Morgan Stanley	03/04/2016	18,000,000 JPY	152,613 USD	—	(7,037)
Morgan Stanley	03/04/2016	1,100,000 SEK	128,815 USD	327	—
Morgan Stanley	03/04/2016	99,908 USD	100,000 CHF	254	—
Morgan Stanley	03/04/2016	159,168 USD	18,000,000 JPY	482	—
Morgan Stanley	03/04/2016	128,507 USD	1,100,000 SEK	—	(19)
Morgan Stanley	03/18/2016	2,361,000 EUR	2,624,518 USD	54,769	—
Morgan Stanley	03/23/2016	2,267,000 EUR	2,498,042 USD	30,204	—
Morgan Stanley	04/28/2016	100,000 CHF	100,160 USD	—	(281)
Morgan Stanley	04/28/2016	18,000,000 JPY	159,426 USD	—	(499)
Morgan Stanley	04/28/2016	1,100,000 SEK	128,774 USD	10	—
State Street	03/04/2016	500,441 AUD	357,181 USD	27	—
State Street	03/04/2016	1,900,000 CAD	1,385,728 USD	—	(18,561)
State Street	03/04/2016	1,809,409 CHF	1,806,629 USD	—	(5,697)
State Street	03/04/2016	1,443,750 EUR	1,572,087 USD	1,401	—
State Street	03/04/2016	2,600,000 GBP	3,792,659 USD	173,817	—
State Street	03/04/2016	649,899,690 JPY	5,520,563 USD	—	(243,692)
State Street	03/04/2016	14,500,000 NOK	1,627,723 USD	—	(38,440)
State Street	03/04/2016	1,400,000 NZD	909,444 USD	—	(12,898)
State Street	03/04/2016	616,683 NZD	407,592 USD	1,311	—
State Street	03/04/2016	11,000,000 SEK	1,284,888 USD	11	—
State Street	03/04/2016	4,115,706 SGD	2,865,294 USD	—	(61,832)
State Street	03/04/2016	100,000 SGD	71,123 USD	2	—
State Street	03/04/2016	349,928 USD	500,441 AUD	7,226	—
State Street	03/04/2016	1,318,208 USD	1,900,000 CAD	86,081	—
State Street	03/04/2016	1,809,445 USD	1,809,409 CHF	2,881	—
State Street	03/04/2016	1,567,671 USD	1,443,750 EUR	3,015	—
State Street	03/04/2016	3,608,548 USD	2,600,000 GBP	10,295	—
State Street	03/04/2016	5,739,528 USD	649,899,690 JPY	24,727	—
State Street	03/04/2016	1,653,510 USD	14,500,000 NOK	12,653	—
State Street	03/04/2016	264,377 USD	400,000 NZD	—	(850)
State Street	03/04/2016	1,063,488 USD	1,616,683 NZD	1,609	—
State Street	03/04/2016	1,288,149 USD	11,000,000 SEK	—	(3,272)
State Street	03/04/2016	1,646,994 USD	2,315,706 SGD	—	(43)
State Street	03/04/2016	1,323,528 USD	1,900,000 SGD	27,769	—
State Street	03/18/2016	84,000 NZD	55,175 USD	—	(116)
State Street	03/18/2016	1,921,000 NZD	1,269,800 USD	5,344	—
State Street	03/18/2016	181,901 USD	13,910,000 RUB	2,008	—
State Street	04/28/2016	200,000 CAD	147,776 USD	—	(53)
State Street	04/28/2016	2,600,000 GBP	3,609,180 USD	—	(10,354)
State Street	04/28/2016	622,699,690 JPY	5,518,308 USD	—	(14,214)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street	04/28/2016	7,000,000 NOK	802,500 USD	—	(1,578)
State Street	04/28/2016	1,616,683 NZD	1,060,038 USD	—	(1,557)
State Street	04/28/2016	2,315,706 SGD	1,644,599 USD	—	(23)
State Street	04/28/2016	356,300 USD	500,441 AUD	—	(55)
State Street	04/28/2016	945,029 USD	1,279,006 CAD	341	—
State Street	04/28/2016	1,712,958 USD	1,709,409 CHF	3,990	—
State Street	04/28/2016	1,465,468 USD	1,343,750 EUR	—	(1,085)
State Street	04/28/2016	241,044 USD	27,200,000 JPY	621	—
State Street	04/28/2016	262,275 USD	400,000 NZD	385	—
State Street	04/28/2016	1,287,818 USD	11,000,000 SEK	—	(172)
State Street	04/28/2016	71,019 USD	100,000 SGD	1	—
Standard Chartered	03/18/2016	9,775,000 MXN	534,452 USD	—	(3,914)
Standard Chartered	03/18/2016	19,261,000 MXN	1,064,226 USD	3,411	—
Standard Chartered	03/18/2016	2,582,172 USD	48,998,000 MXN	116,433	—
Standard Chartered	03/23/2016	250,000 CHF	251,940 USD	1,276	—
Standard Chartered	03/23/2016	3,471,000 EUR	3,856,385 USD	77,883	—
Standard Chartered	03/23/2016	1,793,000 GBP	2,569,602 USD	73,788	—
Standard Chartered	03/23/2016	75,000,000 JPY	663,130 USD	—	(2,555)
Standard Chartered	03/23/2016	1,065,000 MXN	58,072 USD	—	(556)
Standard Chartered	03/23/2016	3,710,709 USD	2,626,000 GBP	—	(55,378)
Standard Chartered	03/23/2016	2,521,979 USD	1,816,000 GBP	5,850	—
Standard Chartered	04/05/2016	445,300 GBP	618,256 USD	—	(1,622)
UBS	03/04/2016	6,991,110 AUD	4,986,969 USD	—	(2,437)
UBS	03/04/2016	100,000 CAD	70,649 USD	—	(3,261)
UBS	03/04/2016	4,081,652 CAD	3,017,286 USD	540	—
UBS	03/04/2016	2,200,000 CHF	2,199,183 USD	—	(4,364)
UBS	03/04/2016	1,585,883 CHF	1,633,436 USD	44,996	—
UBS	03/04/2016	8,366,253 EUR	9,099,840 USD	—	(1,983)
UBS	03/04/2016	2,251,118 GBP	3,123,271 USD	—	(9,976)
UBS	03/04/2016	300,000 GBP	432,818 USD	15,260	—
UBS	03/04/2016	1,954,927,677 JPY	16,574,134 USD	—	(765,007)
UBS	03/04/2016	9,700,000 NOK	1,111,903 USD	—	(2,703)
UBS	03/04/2016	2,500,000 NOK	291,926 USD	4,657	—
UBS	03/04/2016	885,230 NZD	582,490 USD	—	(713)
UBS	03/04/2016	500,000 NZD	331,742 USD	2,334	—
UBS	03/04/2016	200,000 SEK	23,319 USD	—	(43)
UBS	03/04/2016	44,166,876 SEK	5,182,879 USD	23,879	—
UBS	03/04/2016	8,738,598 SGD	6,091,684 USD	—	(123,285)
UBS	03/04/2016	4,889,636 USD	6,991,110 AUD	99,769	—
UBS	03/04/2016	2,973,605 USD	4,181,652 CAD	117,051	—
UBS	03/04/2016	3,776,218 USD	3,785,883 CHF	15,768	—
UBS	03/04/2016	858,296 USD	759,150 EUR	—	(32,400)
UBS	03/04/2016	8,260,021 USD	7,607,103 EUR	15,907	—
UBS	03/04/2016	3,709,227 USD	2,551,118 GBP	—	(158,422)
UBS	03/04/2016	17,258,576 USD	1,954,927,677 JPY	80,565	—
UBS	03/04/2016	1,374,332 USD	12,200,000 NOK	27,543	—
UBS	03/04/2016	584,894 USD	885,230 NZD	—	(1,690)
UBS	03/04/2016	322,895 USD	500,000 NZD	6,513	—
UBS	03/04/2016	5,180,847 USD	44,366,876 SEK	1,514	—
UBS	03/04/2016	5,036,751 USD	7,038,598 SGD	—	(30,838)
UBS	03/04/2016	1,208,670 USD	1,700,000 SGD	385	—
UBS	03/18/2016	183,039 USD	131,000 GBP	—	(694)
UBS	03/23/2016	364,167 NZD	241,431 USD	1,803	—
UBS	04/28/2016	3,285,883 CHF	3,289,090 USD	—	(11,286)
UBS	04/28/2016	1,811,101,403 JPY	16,031,631 USD	—	(59,525)
UBS	04/28/2016	44,366,876 SEK	5,191,561 USD	—	(1,965)
UBS	04/28/2016	1,700,000 SGD	1,207,361 USD	14	—
UBS	04/28/2016	4,974,825 USD	6,991,110 AUD	1,874	—
UBS	04/28/2016	3,017,523 USD	4,081,652 CAD	—	(593)
UBS	04/28/2016	200,195 USD	200,000 CHF	687	—
UBS	04/28/2016	9,006,868 USD	8,266,253 EUR	1,476	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	04/28/2016	3,123,944 USD	2,251,118 GBP	9,901	—
UBS	04/28/2016	1,111,589 USD	9,700,000 NOK	2,634	—
UBS	04/28/2016	580,472 USD	885,230 NZD	815	—
UBS	04/28/2016	244,397 USD	344,119 SGD	—	(3)
Total				3,940,805	(3,564,279)

Futures Contracts Outstanding at February 29, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	69	JPY	9,312,598	03/2016	158,682	—
10YR MINI JGB FUT	98	JPY	13,226,589	03/2016	51,702	—
10YR MINI JGB FUT	9	JPY	1,214,687	03/2016	—	(623)
10YR MINI JGB FUT	1	JPY	134,965	03/2016	68	—
3MO EURO EURIBOR	15	EUR	4,094,329	09/2016	978	—
3MO EUROYEN TFX	20	JPY	4,437,719	09/2016	—	(50)
3MO EUROYEN TFX	36	JPY	7,987,894	09/2016	—	(124)
90 DAY STERLING	55	GBP	9,514,429	09/2016	3,103	—
90 DAY STERLING	4	GBP	691,958	09/2016	203	—
90DAY EURO$ FUTR	17	USD	4,216,638	09/2016	—	(3,659)
90DAY EURO$ FUTR	15	USD	3,720,562	09/2016	—	(1,541)
AUST 10Y BOND FUT	9	AUD	846,889	03/2016	22,061	—
AUST 3YR BOND FUT	28	AUD	2,246,932	03/2016	10,430	—
BANK ACCEPT FUTR	23	CAD	4,216,879	09/2016	—	(2,904)
BANK ACCEPT FUTR	99	CAD	18,150,915	09/2016	—	(10,246)
CAC40 10 EURO FUT	18	EUR	852,276	03/2016	21,179	—
CAN 10YR BOND FUT	13	CAD	1,360,244	06/2016	—	(3,534)
EURO BUXL 30Y BND	2	EUR	366,736	06/2016	165	—
Euro CHF 3MO ICE	25	CHF	6,327,616	09/2016	1,333	—
Euro-BTP Future	4	EUR	602,626	06/2016	3,910	—
EURO-BUND FUTURE	9	EUR	1,605,178	06/2016	6,351	—
Euro-OAT Future	4	EUR	684,127	06/2016	2,387	—
FTSE/MIB IDX FUT	6	EUR	573,993	03/2016	12,462	—
HANG SENG IDX FUT	3	HKD	367,515	03/2016	—	(583)
LONG GILT FUTURE	14	GBP	2,375,527	06/2016	15,015	—
mini MSCI EAFE	28	USD	2,163,000	03/2016	—	(168,763)
mini MSCI Emg Mkt	17	USD	630,785	03/2016	—	(14,828)
MSCI SING IX ETS	64	SGD	1,370,583	03/2016	40,444	—
S&P/TSX 60 IX FUT	35	CAD	3,900,443	03/2016	2,211	—
S&P500 EMINI FUT	30	USD	2,894,250	03/2016	—	(103,124)
Short Euro-BTP	2	EUR	245,136	06/2016	432	—
TOPIX INDX FUTR	5	JPY	571,150	03/2016	4,551	—
US 10YR NOTE (CBT)	13	USD	1,696,703	06/2016	—	(303)
US 10YR NOTE (CBT)	16	USD	2,088,250	06/2016	—	(6,780)
US LONG BOND(CBT)	26	USD	4,277,812	06/2016	—	(51,903)
US LONG BOND(CBT)	1	USD	164,531	06/2016	—	(1,439)
US ULTRA BOND CBT	1	USD	173,156	06/2016	—	(471)
US ULTRA BOND CBT	2	USD	346,312	06/2016	—	(2,817)
Total			119,651,932		357,667	(373,692)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	(7)	EUR	(1,910,687)	09/2016	—	(968)
90DAY EURO$ FUTR	(60)	USD	(14,847,000)	12/2017	4,773	—
AUST 10Y BOND FUT	(67)	AUD	(6,304,616)	03/2016	—	(30,366)
AUST 10Y BOND FUT	(31)	AUD	(2,917,061)	03/2016	—	(12,823)
CAC40 10 EURO FUT	(2)	EUR	(94,697)	03/2016	—	(2,817)
CAN 10YR BOND FUT	(58)	CAD	(6,068,780)	06/2016	—	(9,715)
DAX INDEX FUTURE	(1)	EUR	(257,385)	03/2016	—	(1,733)
EURO STOXX 50	(3)	EUR	(95,753)	03/2016	—	(722)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	(2)	EUR	(63,835)	03/2016	—	(2,697)
EURO STOXX 50	(5)	EUR	(159,588)	03/2016	46	—
EURO-BOBL FUTURE	(2)	EUR	(286,344)	06/2016	—	(1,011)
EURO-BUND FUTURE	(11)	EUR	(1,961,884)	06/2016	—	(11,213)
EURO-BUND FUTURE	(1)	EUR	(178,353)	06/2016	—	(741)
FTSE 100 IDX FUT	(2)	GBP	(168,651)	03/2016	1,203	—
FTSE 100 IDX FUT	(43)	GBP	(3,625,986)	03/2016	—	(67,313)
FTSE/MIB IDX FUT	(1)	EUR	(95,666)	03/2016	253	—
IBEX 35 INDX FUTR	(1)	EUR	(91,678)	03/2016	—	(845)
IBEX 35 INDX FUTR	(9)	EUR	(825,098)	03/2016	—	(14,276)
LONG GILT FUTURE	(7)	GBP	(1,187,763)	06/2016	—	(1,873)
LONG GILT FUTURE	(2)	GBP	(339,361)	06/2016	—	(1,868)
MSCI SING IX ETS	(6)	SGD	(128,492)	03/2016	—	(3,989)
OMXS30 IND FUTURE	(15)	SEK	(238,573)	03/2016	—	(1,695)
OMXS30 IND FUTURE	(22)	SEK	(349,907)	03/2016	—	(1,320)
S&P/TSX 60 IX FUT	(2)	CAD	(222,882)	03/2016	—	(1,976)
S&P500 EMINI FUT	(1)	USD	(96,475)	03/2016	—	(1,102)
S&P500 EMINI FUT	(3)	USD	(289,425)	03/2016	4,268	—
SPI 200 FUTURES	(2)	AUD	(173,941)	03/2016	1,457	—
SPI 200 FUTURES	(7)	AUD	(608,793)	03/2016	6,530	—
US 5YR NOTE (CBT)	(20)	USD	(2,419,688)	06/2016	—	(1,278)
US 5YR NOTE (CBT)	(2)	USD	(241,969)	06/2016	543	—
Total			(46,250,331)		19,073	(172,341)

Credit Default Swap Contracts Outstanding at February 29, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Republic of Colombia	12/20/2020	1.000	300,000	23,478	(14,585)	(591)	8,302	—
Barclays	Republic of South Africa	12/20/2020	1.000	200,000	21,802	(15,187)	(394)	6,221	—
Barclays	Republic of Turkey	12/20/2020	1.000	300,000	25,581	(19,970)	(592)	5,019	—
Goldman Sachs International	Republic of Colombia	12/20/2020	1.000	438,000	34,278	(24,438)	(864)	8,976	—
Goldman Sachs International	Republic of South Africa	12/20/2020	1.000	500,000	54,505	(30,597)	(986)	22,922	—
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	450,000	38,371	(36,855)	(887)	629	—
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25	12/20/2020	5.000	730,000	14,530	—	(7,199)	7,331	—
Total								59,400	—

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	5.187%	150,000	(17,601)	9,321	62	—	(8,218)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591%	100,000	(15,555)	12,093	42	—	(3,420)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591%	500,000	(77,773)	64,828	208	—	(12,737)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25	12/20/2020	1.000	1.075%	6,300,000	(62,712)	—	12,425	—	(50,287)
Morgan Stanley*	Markit iTraxx Europe Crossover Index, Series 24	12/20/2020	5.000	4.098%	600,000	(23,852)	—	6,436	—	(17,416)
Total									—	(92,078)

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at February 29, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.053	11/12/2045	USD	300,000	—	(21,708)
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.049	11/13/2045	USD	350,000	—	(24,905)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.577	09/15/2020	USD	1,400,000	—	(38,086)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.905	09/15/2022	USD	3,489,000	—	(158,373)
Total							—	(243,072)

*Centrally cleared swap contract

Total Return Swap Contracts Outstanding at February 29, 2016

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount ($)	Appreciation ($)	Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 44 Excess Return (a)	Fixed rate of 0.35%	09/20/2016	USD	2,976,194	64,081	—
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 44 Excess Return (a)	Fixed rate of 0.35%	10/15/2016	USD	4,786,167	103,051	—
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 44 Excess Return (a)	Fixed rate of 0.35%	11/09/2016	USD	9,890,708	212,957	—
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return (b)	Fixed rate of 0.35%	11/30/2016	USD	18,864,852	378,461	—
Total						758,550	—

(a)

Underlying assets of this index include forward foreign currency exchange contracts, foreign and domestic long/short commodity futures, foreign and domestic long/short index futures, options on short commodity futures, options on domestic and foreign indices, short currency options, foreign indices, and long/short domestic and foreign equities.

(b)

Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, options on short commodity futures, options on domestic and foreign indices, and long/short domestic and foreign equities.

Notes to Consolidated Portfolio of Investments

(a)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.
(b)	Non-income producing investment.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2016, the value of these securities amounted to $9,123,096 or 5.86% of net assets.

(d)	Variable rate security.
(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Purchased swaption contracts outstanding at February 29, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	09/13/2021	670,000	9,196	862
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.000	12/06/2021	600,000	8,400	2,291
Total							17,596	3,153

(i)	The rate shown is the seven-day current annualized yield at February 29, 2016.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	58,711,963	142,314,776	(111,218,517)	89,808,222	132,508	89,808,222

(k)

At February 29, 2016, the cost of securities for federal income tax purposes was approximately $164,084,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,036,000
Unrealized Depreciation	(6,192,000)
Net Unrealized Depreciation	$(5,156,000)

(l)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RON	Romania, New Lei
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	8,463,525	—	—	8,463,525
Consumer Staples	1,700,562	—	—	1,700,562
Energy	1,475,178	—	—	1,475,178
Financials	5,731,345	—	—	5,731,345
Health Care	8,141,647	—	—	8,141,647
Industrials	6,155,169	—	—	6,155,169
Information Technology	9,892,012	—	—	9,892,012
Materials	1,448,230	—	—	1,448,230
Telecommunication Services	166,899	—	—	166,899
Utilities	824,995	—	—	824,995
Total Common Stocks	43,999,562	—	—	43,999,562
Corporate Bonds & Notes	—	3,136,281	—	3,136,281
Residential Mortgage-Backed Securities - Agency	—	57,952	—	57,952
Residential Mortgage-Backed Securities - Non-Agency	—	1,449,646	—	1,449,646
Commercial Mortgage-Backed Securities - Non-Agency	—	1,149,738	—	1,149,738
Asset-Backed Securities - Non-Agency	—	569,469	—	569,469
Inflation-Indexed Bonds	—	10,645,779	—	10,645,779
U.S. Treasury Obligations	1,593,417	—	—	1,593,417
Foreign Government Obligations	—	2,865,608	—	2,865,608
Exchange-Traded Funds	818,331	—	—	818,331
Treasury Bills	2,831,011	—	—	2,831,011
Options Purchased Puts	—	3,153	—	3,153
Money Market Funds	—	89,808,222	—	89,808,222
Total Investments	49,242,321	109,685,848	—	158,928,169
Investments Sold Short
Common Stocks
Consumer Discretionary	(6,576,616)	—	—	(6,576,616)
Consumer Staples	(632,648)	—	—	(632,648)
Energy	(835,135)	—	—	(835,135)
Financials	(3,950,281)	—	—	(3,950,281)
Health Care	(6,567,235)	—	—	(6,567,235)
Industrials	(5,208,179)	—	—	(5,208,179)
Information Technology	(7,655,335)	—	—	(7,655,335)
Materials	(1,079,995)	—	—	(1,079,995)
Telecommunication Services	(213,495)	—	—	(213,495)
Utilities	(375,445)	—	—	(375,445)
Total Common Stocks	(33,094,364)	—	—	(33,094,364)
Total Investments Sold Short	(33,094,364)	—	—	(33,094,364)
Total Investments, Net of Investments Sold Short	16,147,957	109,685,848	—	125,833,805
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,940,805	—	3,940,805
Futures Contracts	376,740	—	—	376,740
Swap Contracts	—	59,400	758,550	817,950
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,564,279)	—	(3,564,279)
Futures Contracts	(546,033)	—	—	(546,033)
Swap Contracts	—	(335,150)	—	(335,150)
Total	15,978,664	109,786,624	758,550	126,523,838

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	58,711,963	58,711,963	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Dividend Income Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.8%
CONSUMER DISCRETIONARY 8.9%
Distributors 0.6%
Genuine Parts Co.	562,840	$50,740,026
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	675,050	79,109,110
Media 3.5%
Comcast Corp., Class A	3,265,000	188,488,450
Time Warner, Inc.	1,308,000	86,589,600
Total		275,078,050
Specialty Retail 3.3%
Home Depot, Inc. (The)	1,671,000	207,404,520
TJX Companies, Inc. (The)	720,000	53,352,000
Total		260,756,520
Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	640,000	41,670,400
TOTAL CONSUMER DISCRETIONARY		707,354,106
CONSUMER STAPLES 12.9%
Beverages 2.1%
Coca-Cola Enterprises, Inc.	792,000	38,419,920
PepsiCo, Inc.	1,320,000	129,122,400
Total		167,542,320
Food & Staples Retailing 2.7%
CVS Health Corp.	1,810,000	175,877,700
Wal-Mart Stores, Inc.	562,000	37,283,080
Total		213,160,780
Food Products 1.1%
General Mills, Inc.	1,541,200	90,699,620
Household Products 2.3%
Kimberly-Clark Corp.	610,000	79,483,000
Procter & Gamble Co. (The)	1,234,250	99,097,932
Total		178,580,932
Tobacco 4.7%
Altria Group, Inc.	2,832,000	174,366,240
Philip Morris International, Inc.	2,190,000	199,355,700
Total		373,721,940
TOTAL CONSUMER STAPLES		1,023,705,592

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 7.7%
Energy Equipment & Services 1.7%
Schlumberger Ltd.	1,825,000	$130,889,000
Oil, Gas & Consumable Fuels 6.0%
California Resources Corp.	101,238	56,906
Chevron Corp.	963,000	80,352,720
Exxon Mobil Corp.	3,260,000	261,289,000
Occidental Petroleum Corp.	1,077,000	74,119,140
Valero Energy Corp.	1,035,000	62,182,800
Total		478,000,566
TOTAL ENERGY		608,889,566
FINANCIALS 19.3%
Banks 8.2%
Bank of America Corp.	4,560,000	57,091,200
JPMorgan Chase & Co.	3,772,000	212,363,600
PNC Financial Services Group, Inc. (The)	1,285,000	104,483,350
U.S. Bancorp	2,127,000	81,932,040
Wells Fargo & Co.	4,228,900	198,419,988
Total		654,290,178
Capital Markets 2.8%
BlackRock, Inc.	313,920	97,930,483
Northern Trust Corp.	1,295,000	76,897,100
T. Rowe Price Group, Inc.	696,900	48,162,759
Total		222,990,342
Diversified Financial Services 1.1%
CME Group, Inc.	970,000	88,696,800
Insurance 3.6%
Chubb Ltd.	1,398,514	161,570,323
Marsh & McLennan Companies, Inc.	2,146,800	122,474,940
Total		284,045,263
Real Estate Investment Trusts (REITs) 3.6%
AvalonBay Communities, Inc.	252,975	43,420,629
Crown Castle International Corp.	266,200	23,026,300
Duke Realty Corp.	1,190,000	24,609,200
Essex Property Trust, Inc.	143,400	30,010,752
Public Storage	439,700	109,700,753
Simon Property Group, Inc.	295,000	55,970,350
Total		286,737,984
TOTAL FINANCIALS		1,536,760,567

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 11.5%
Biotechnology 0.7%
AbbVie, Inc.	1,007,110	$54,998,277
Health Care Equipment & Supplies 0.5%
Medtronic PLC	548,000	42,409,720
Health Care Providers & Services 0.8%
Aetna, Inc.	177,100	19,238,373
UnitedHealth Group, Inc.	331,320	39,460,212
Total		58,698,585
Pharmaceuticals 9.5%
Bristol-Myers Squibb Co.	1,810,000	112,093,300
Johnson & Johnson	2,559,000	269,232,390
Merck & Co., Inc.	4,021,000	201,894,410
Pfizer, Inc.	5,800,000	172,086,000
Total		755,306,100
TOTAL HEALTH CARE		911,412,682
INDUSTRIALS 12.2%
Aerospace & Defense 6.1%
Boeing Co. (The)	335,000	39,590,300
General Dynamics Corp.	813,000	110,787,510
Honeywell International, Inc.	1,584,000	160,538,400
Lockheed Martin Corp.	633,000	136,595,070
United Technologies Corp.	410,000	39,614,200
Total		487,125,480
Air Freight & Logistics 1.7%
United Parcel Service, Inc., Class B	1,365,000	131,790,750
Commercial Services & Supplies 0.9%
Waste Management, Inc.	1,335,000	74,559,750
Industrial Conglomerates 2.3%
General Electric Co.	6,126,000	178,511,640
Machinery 1.2%
Dover Corp.	743,600	45,196,008
Parker-Hannifin Corp.	520,000	52,624,000
Total		97,820,008
TOTAL INDUSTRIALS		969,807,628

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 13.2%
Communications Equipment 1.9%
Cisco Systems, Inc.	5,650,100	$147,919,618
IT Services 1.3%
Automatic Data Processing, Inc.	1,208,000	102,305,520
Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	2,785,000	82,408,150
KLA-Tencor Corp.	622,000	42,134,280
Microchip Technology, Inc.	502,000	22,333,980
Texas Instruments, Inc.	1,608,000	85,256,160
Total		232,132,570
Software 4.7%
Activision Blizzard, Inc.	1,280,000	40,537,600
Microsoft Corp.	6,600,800	335,848,704
Total		376,386,304
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	2,000,000	193,380,000
TOTAL INFORMATION TECHNOLOGY		1,052,124,012
MATERIALS 2.1%
Chemicals 1.5%
Dow Chemical Co. (The)	470,000	22,846,700
LyondellBasell Industries NV, Class A	460,000	36,896,600
Sherwin-Williams Co. (The)	225,000	60,862,500
Total		120,605,800
Containers & Packaging 0.6%
Sonoco Products Co.	1,130,000	49,381,000
TOTAL MATERIALS		169,986,800
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	4,020,000	203,934,600
TOTAL TELECOMMUNICATION SERVICES		203,934,600
UTILITIES 5.4%
Electric Utilities 2.1%
American Electric Power Co., Inc.	884,100	54,593,175
Eversource Energy	1,044,000	56,689,200
NextEra Energy, Inc.	519,125	58,567,683
Total		169,850,058

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 3.3%
CMS Energy Corp.	1,587,500	$62,801,500
Dominion Resources, Inc.	704,075	49,228,924
PG&E Corp.	836,900	47,477,337
Sempra Energy	430,050	41,504,125
WEC Energy Group, Inc.	1,032,000	58,153,200
Total		259,165,086
TOTAL UTILITIES		429,015,144
Total Common Stocks (Cost: $5,580,807,613)		$7,612,990,697

Convertible Preferred Stocks 0.2%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Hess Corp., 8.000%	280,000	15,590,400
TOTAL ENERGY		15,590,400
Total Convertible Preferred Stocks (Cost: $15,703,911)		$15,590,400

	Shares	Value

Money Market Funds 4.6%

Columbia Short-Term Cash Fund, 0.420% (a)(b)	365,311,319	$365,311,319
Total Money Market Funds (Cost: $365,311,319)		$365,311,319
Total Investments
(Cost: $5,961,822,843) (c)		$7,993,892,416	(d)
Other Assets & Liabilities, Net		(51,194,433)
Net Assets		$7,942,697,983

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at February 29, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	173,397,626	1,170,078,019	(978,164,326)	365,311,319	320,061	365,311,319

(c)

At February 29, 2016, the cost of securities for federal income tax purposes was approximately $5,961,823,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,074,273,000
Unrealized Depreciation	(42,204,000)
Net Unrealized Appreciation	$2,032,069,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	707,354,106	—	—	707,354,106
Consumer Staples	1,023,705,592	—	—	1,023,705,592
Energy	608,889,566	—	—	608,889,566
Financials	1,536,760,567	—	—	1,536,760,567
Health Care	911,412,682	—	—	911,412,682
Industrials	969,807,628	—	—	969,807,628
Information Technology	1,052,124,012	—	—	1,052,124,012
Materials	169,986,800	—	—	169,986,800
Telecommunication Services	203,934,600	—	—	203,934,600
Utilities	429,015,144	—	—	429,015,144
Total Common Stocks	7,612,990,697	—	—	7,612,990,697
Convertible Preferred Stocks
Energy	15,590,400	—	—	15,590,400
Money Market Funds	—	365,311,319	—	365,311,319
Total Investments	7,628,581,097	365,311,319	—	7,993,892,416

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	173,397,626	173,397,626	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia High Yield Municipal Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 94.1%
ALABAMA 0.4%
Lower Alabama Gas District (The) Revenue Bonds Series 2016A (a)
09/01/46	5.000%	$3,215,000	$3,753,384
ALASKA 0.6%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	5,000,000	5,700,100
ARIZONA 2.5%
City of Glendale Water & Sewer Refunding Revenue Bonds Senior Lien Series 2015
07/01/27	5.000%	2,500,000	3,077,325
Industrial Development Authority of the County of Pima (The)
Refunding Revenue Bonds
Facility-Edkey Charter Schools Project
Series 2013
07/01/33	6.000%	2,000,000	2,022,240
07/01/43	6.000%	2,500,000	2,483,300
07/01/48	6.000%	1,500,000	1,478,850
Revenue Bonds
American Charter Schools Foundation
Series 2007A
07/01/38	5.625%	3,840,000	3,636,634
Industrial Development Authority of the County of Yavapai Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	3,500,000	3,696,210
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	4,211,208
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	2,034,320
Total			22,640,087
CALIFORNIA 9.9%
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	1,260,000	1,253,524
Cabazon Band Mission Indians (b)(c)(d)(e)(f)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Mortgage Notes
Series 2004
10/01/11	0.000%	$384,294	$191,859
Cabazon Band Mission Indians (b)(c)(e)(f)
Revenue Bonds
Mortgage Notes
Series 2004
01/01/16	8.375%	560,000	188,580
10/01/19	8.750%	2,785,000	937,570
Series 2010
10/01/20	8.375%	1,420,000	538,393
California Health Facilities Financing Authority Refunding Revenue Bonds Northern California Presbyterian Homes Series 2015
07/01/39	5.000%	900,000	1,036,125
California Housing Finance Agency (g)
Revenue Bonds
Home Mortgage
Series 2006K AMT
08/01/26	4.625%	4,865,000	4,900,563
Series 2008K AMT
08/01/33	5.550%	850,000	861,271
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT (b)(e)(g)
12/01/32	7.500%	1,835,000	1,702,898
California Pollution Control Financing Authority Revenue Bonds Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT (b)(g)
12/01/27	7.000%	2,500,000	2,494,875
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G
11/01/37	5.000%	1,250,000	1,450,075
California Statewide Communities Development Authority
Prerefunded 01/01/19 Revenue Bonds
Aspire Public Schools
Series 2010
07/01/46	6.125%	2,990,000	3,420,530
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/44	5.250%	1,500,000	1,544,640
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	2,750,000	3,042,985
Loma Linda University Medical Center
Series 2014
12/01/44	5.250%	500,000	540,380
12/01/54	5.500%	5,000,000	5,468,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/34	5.000%	$1,775,000	$1,950,725
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992
09/02/22	7.375%	70,000	71,350
City of Long Beach Marina System Revenue Bonds Series 2015
05/15/45	5.000%	500,000	549,910
City of Los Angeles Department of Airports Revenue Bonds Senior Series 2015A AMT (g)
05/15/27	5.000%	1,250,000	1,520,325
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A (h)
02/01/25	0.000%	3,100,000	2,183,547
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,804,500
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (h)
06/01/25	0.000%	2,310,000	1,817,947
County of Sacramento Airport System Revenue Bonds Subordinated Series 2009D
07/01/35	6.000%	2,500,000	2,774,375
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC) (h)
10/01/21	0.000%	1,665,000	1,434,597
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C
01/15/43	6.500%	5,000,000	5,947,000
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Senior Series 2007A-1
06/01/47	5.125%	3,000,000	2,673,570

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A (SGI)
09/01/27	5.500%	$5,430,000	$5,752,162
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	5,000,000	6,977,650
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	2,000,000	2,002,080
Palomar Health Certificate of Participation Series 2010
11/01/41	6.000%	2,500,000	2,663,825
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Project Series 2009D
08/01/39	6.625%	1,500,000	1,712,565
State of California Department of Veterans Affairs Revenue Bonds Series 2012A
12/01/25	3.500%	5,000,000	5,356,950
State of California Unlimited General Obligation Bonds Various Purpose Series 2012
04/01/42	5.000%	3,000,000	3,452,190
University of California
Refunding Revenue Bonds
Series 2015AO
05/15/27	5.000%	2,000,000	2,496,980
Series 2015I
05/15/27	5.000%	2,000,000	2,489,380
Total			89,203,896
COLORADO 1.4%
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/38	6.000%	4,250,000	4,568,155
Regional Transportation District Certificate of Participation Series 2014A
06/01/39	5.000%	7,000,000	7,921,060
Total			12,489,215

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT 0.7%
Connecticut State Development Authority Prerefunded 08/15/17 Revenue Bonds Alzheimers Resource Center, Inc. Project Series 2007
08/15/27	5.500%	$500,000	$534,525
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	4,000,000	4,738,200
Mohegan Tribe of Indians of Connecticut Revenue Bonds Public Improvement-Priority Distribution Series 2003 (b)(c)
01/01/33	5.250%	1,000,000	947,570
Total			6,220,295
DELAWARE 0.2%
Centerline Equity Issuer Trust Secured AMT (b)(g)
05/15/19	6.300%	1,000,000	1,134,150
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT (e)(g)
06/01/28	6.250%	670,000	670,402
Total			1,804,552
DISTRICT OF COLUMBIA 0.8%
Metropolitan Washington Airports Authority (g)
Refunding Revenue Bonds
Series 2014A AMT
10/01/23	5.000%	2,000,000	2,418,920
Revenue Bonds
Airport System
Series 2012A AMT
10/01/24	5.000%	4,000,000	4,722,360
Total			7,141,280
FLORIDA 8.8%
Capital Trust Agency, Inc. (b)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/50	7.125%	2,000,000	2,048,360
Capital Trust Agency, Inc. (d)(e)(f)
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32	0.000%	1,370,000	274,027
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Series 2008
01/01/28	6.250%	$675,000	$718,504
01/01/43	6.375%	2,250,000	2,365,740
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/40	5.000%	5,000,000	5,570,600
City of Tallahassee Revenue Bonds Tallahassee Memorial Healthcare, Inc. Project Series 2016
12/01/55	5.000%	3,000,000	3,262,920
County of Miami-Dade
Refunding Revenue Bonds
Subordinated Series 2012B
10/01/37	5.000%	1,530,000	1,743,052
County of Miami-Dade (h)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/41	0.000%	20,000,000	6,621,600
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/40	6.000%	3,750,000	3,905,287
Series 2012A
06/15/43	6.125%	5,500,000	5,633,265
Renaissance Charter School Projects
Series 2013A
06/15/44	8.500%	5,000,000	5,809,150
Florida Development Finance Corp. (b)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/44	6.000%	6,100,000	6,150,874
Renaissance Charter School
Series 2015
06/15/46	6.125%	5,000,000	5,048,550
Mid-Bay Bridge Authority Prerefunded 10/01/21 Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	5,278,880
Middle Village Community Development District Special Assessment Bonds Series 2004A (e)
05/01/35	6.000%	1,855,000	1,590,291
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/42	5.125%	750,000	808,005
Revenue Bonds
1st Mortgage-Orlando Lutheran Towers
Series 2007
07/01/32	5.500%	350,000	357,770

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
07/01/38	5.500%	$1,750,000	$1,786,540
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT (b)(g)
07/01/36	8.000%	5,000,000	5,134,700
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences Boca Raton Series 2014
06/01/49	7.500%	1,250,000	1,528,938
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	4,000,000	4,171,600
Seven Oaks Community Development District II
Special Assessment Bonds
Series 2004A
05/01/35	5.875%	380,000	366,510
Series 2004B
05/01/16	7.500%	440,000	440,480
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2010A
04/01/39	6.250%	2,000,000	2,258,480
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/41	5.250%	3,725,000	3,339,835
St. Johns County Industrial Development Authority (d)
Refunding Revenue Bonds
Glenmoor Project
Series 2014A
01/01/49	5.375%	3,206,250	1,127,638
St. Johns County Industrial Development Authority (e)
Refunding Revenue Bonds
Glenmoor Project
Subordinated Series 2014B
01/01/49	2.500%	1,186,427	12
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,840,000	1,840,902
Westridge Community Development District Special Assessment Bonds Series 2005 (d)(e)(f)
05/01/37	0.000%	2,650,000	927,500
Total			80,110,010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA 2.5%
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	$4,500,000	$4,930,155
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A
07/01/29	5.000%	3,000,000	3,032,700
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Expressway Series 2014S (b)(h)
06/01/49	0.000%	9,100,000	5,118,386
Municipal Electric Authority of Georgia Revenue Bonds Series 1991V Escrowed to Maturity
01/01/18	6.600%	365,000	393,364
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (g)
01/01/34	6.125%	5,000,000	5,116,900
Savannah Economic Development Authority Refunding Revenue Bonds Marshes Skidaway Island Project Series 2013
01/01/49	7.250%	3,500,000	4,035,255
Total			22,626,760
GUAM 0.6%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A (c)
12/01/40	6.875%	4,750,000	5,212,793
HAWAII 0.7%
State of Hawaii Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/44	9.000%	2,375,000	2,932,816
Hawaii Pacific University
Series 2013A
07/01/43	6.875%	2,800,000	3,162,516
Total			6,095,332

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IDAHO 0.5%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A
10/01/49	8.125%	$4,000,000	$4,433,440
ILLINOIS 9.0%
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/40	5.000%	3,000,000	3,187,560
Limited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/26	5.000%	1,500,000	1,691,370
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2015C
01/01/35	5.000%	1,000,000	1,101,160
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/30	5.000%	1,000,000	1,101,950
Refunding Unlimited General Obligation Bonds
Projects
Series 2010A
01/01/24	5.000%	2,000,000	2,046,100
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/40	5.000%	5,000,000	4,720,450
Series 2009C
01/01/40	5.000%	2,500,000	2,360,225
Series 2015A
01/01/39	5.500%	500,000	499,315
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/33	5.250%	1,000,000	993,300
01/01/36	5.000%	3,000,000	2,883,000
Series 2007F
01/01/42	5.500%	1,000,000	997,180
Series 2016C
01/01/38	5.000%	2,500,000	2,397,225
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	753,540
Illinois Finance Authority
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/44	7.000%	5,000,000	6,053,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Prerefunded 12/01/17 Revenue Bonds
Columbia College
Series 2007 (NPFGC)
12/01/37	5.000%	$5,000,000	$5,373,200
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	3,450,000	3,963,188
Provena Health
Series 2009A
08/15/34	7.750%	4,000,000	4,817,520
Riverside Health System
Series 2009
11/15/35	6.250%	3,000,000	3,465,390
Smith Village Project
Series 2005A
11/15/35	6.250%	2,750,000	2,761,990
Illinois Finance Authority (d)(e)(f)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37	0.000%	1,000,000	249,820
Illinois State Toll Highway Authority Refunding Revenue Bonds Series 2014-A
12/01/21	5.000%	1,525,000	1,829,695
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Place Project Series 2010B-2
06/15/50	5.000%	5,000,000	5,179,250
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,980,450
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006
08/15/26	5.125%	1,245,000	1,260,525
State of Illinois
Unlimited General Obligation Bonds
Series 2014
05/01/29	5.000%	3,500,000	3,789,135
Series 2016
01/01/41	5.000%	3,830,000	4,046,165
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	1,470,000	1,470,323

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	$5,240,000	$5,581,124
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004
03/01/34	6.250%	673,000	678,485
Total			81,231,885
INDIANA 0.1%
City of Portage Prerefunded 07/15/16 Tax Allocation Bonds Ameriplex Project Series 2006
07/15/23	5.000%	700,000	712,509
IOWA 1.0%
Iowa Finance Authority
Revenue Bonds
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	5,000,000	5,451,200
Iowa Finance Authority (d)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/46	2.700%	2,138,019	1,797,989
Iowa Finance Authority (e)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/56	2.000%	401,062	321
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT (g)
12/01/30	5.850%	1,670,000	1,793,229
Total			9,042,739
KANSAS 1.7%
City of Lenexa
Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/29	7.125%	500,000	553,760
05/15/39	7.250%	1,500,000	1,657,080
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Foundation Series 2007A
05/15/29	5.000%	2,680,000	2,700,475

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS (CONTINUED)
City of Overland Park Revenue Bonds Prairiefire-Lionsgate Project Series 2012
12/15/32	6.000%	$6,000,000	$5,587,080
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006
10/01/28	4.875%	5,245,000	5,265,089
Total			15,763,484
KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,246,738
LOUISIANA 3.0%
Juban Crossing Economic Development District
Refunding Revenue Bonds
Drainage Projects
Series 2015B
09/15/44	7.000%	750,000	760,732
General Infrastructure Projects
Series 2015C
09/15/44	7.000%	3,665,000	3,726,096
Road Projects
Series 2015A
09/15/44	7.000%	1,335,000	1,357,254
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	5,000,000	5,850,300
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/42	5.000%	1,000,000	1,091,210
Louisiana Public Facilities Authority (e)(g)
Revenue Bonds
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39	10.500%	5,000,000	2,999,950
Louisiana Public Facilities Authority (g)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	5,000,000	5,586,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	$5,000,000	$5,638,500
Total			27,010,042
MARYLAND 0.7%
Maryland Economic Development Corp. Prerefunded 06/01/18 Revenue Bonds University of Maryland-College Park Projects Series 2008
06/01/43	5.875%	2,590,000	2,888,756
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds University of Maryland Medical System Series 2015
07/01/34	5.000%	2,750,000	3,151,555
Resolution Trust Corp. Pass-Through Certificates Series 1993A (e)
12/01/16	8.500%	455,481	455,108
Total			6,495,419
MASSACHUSETTS 2.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,000,000	1,000,750
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	4,200,000	4,732,644
Linden Ponds, Inc. Facility
Series 2011A-2
11/15/46	5.500%	279,667	240,346
Massachusetts Development Finance Agency (e)(h)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	1,391,019	8,054
Massachusetts Educational Financing Authority (g)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/21	5.000%	1,885,000	2,131,520
Series 2008H (AGM) AMT
01/01/30	6.350%	1,575,000	1,656,758
Series 2012J AMT
07/01/21	5.000%	3,000,000	3,386,970
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Boston Medical Center

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2008
07/01/38	5.250%	$525,000	$580,445
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/32	5.000%	1,250,000	1,291,000
Unrefunded Revenue Bonds
Boston Medical Center
Series 2008
07/01/38	5.250%	4,295,000	4,505,584
Total			19,534,071
MICHIGAN 2.7%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 (e)(f)
06/01/33	6.000%	5,750,000	4,216,015
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	1,375,000	1,521,369
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/41	5.250%	1,445,000	1,578,879
Series 2011C
07/01/41	5.000%	1,025,000	1,107,533
Michigan Finance Authority
Refunding Revenue Bonds
Series 2014H1
10/01/22	5.000%	1,075,000	1,259,287
Revenue Bonds
School District of the City of Detroit
Series 2012
06/01/20	5.000%	1,000,000	1,109,890
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A
11/15/46	5.250%	3,000,000	3,088,320
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/34	6.000%	1,000,000	941,800
06/01/48	6.000%	11,000,000	9,945,210
Total			24,768,303

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA 1.6%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	$4,070,000	$4,360,842
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/45	6.125%	3,500,000	3,687,845
07/01/50	6.125%	1,500,000	1,579,380
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	2,375,000	2,375,000
Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015
08/01/35	6.000%	2,235,000	2,282,225
Housing & Redevelopment Authority of The City of St Paul Minnesota Refunding Revenue Bonds HealthEast Care System Project Series 2015
11/15/40	5.000%	265,000	301,215
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT (g)
12/01/38	5.000%	4,877	4,881
Total			14,591,388
MISSISSIPPI 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/22	6.800%	1,995,000	2,481,142
Series 1992B
04/01/22	6.700%	230,000	283,654
Rankin County Five Lakes Utility District Series 1994 (e)
07/15/37	7.000%	230,000	230,237
Total			2,995,033
MISSOURI 3.5%
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A Escrowed to Maturity
03/01/18	5.250%	500,000	525,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Shoal Creek Parkway Project
Series 2011
06/01/25	6.500%	$2,400,000	$2,407,632
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,288,350
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009
09/01/34	6.750%	2,250,000	2,437,515
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds Medical Research-Lutheran Services Series 2016A
02/01/46	5.000%	2,550,000	2,796,483
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	5,077,035
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005
12/01/35	5.625%	5,485,000	5,496,793
St. Louis County Industrial Development Authority
Prerefunded 12/01/17 Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	3,000,000	3,301,320
Refunding Revenue Bonds
Ranken Jordan Project
Series 2007
11/15/35	5.000%	1,300,000	1,301,521
St. Andrews Residence for Seniors
Series 2015
12/01/45	5.125%	3,000,000	3,115,290
Total			31,747,339
MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John’s Lutheran Ministry Series 2006A
05/15/36	6.125%	1,000,000	1,010,440

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEBRASKA 1.6%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012
09/01/42	5.000%	$5,000,000	$5,391,050
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015
01/01/28	5.000%	8,000,000	9,417,360
Total			14,808,410
NEVADA 0.9%
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (b)
06/15/28	6.750%	5,000,000	5,324,200
State of Nevada Department of Business & Industry Revenue Bonds Somerset Academy Series 2015A (b)
12/15/45	5.125%	2,515,000	2,528,279
Total			7,852,479
NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT (g)
07/01/18	7.500%	90,000	97,216
NEW JERSEY 3.6%
City of Atlantic City Unlimited General Obligation Refunding Bonds Tax Appeal Series 2013
12/01/24	5.000%	1,545,000	1,231,427
Middlesex County Improvement Authority (e)(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,250,000	60,763
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25	6.125%	2,750,000	109,175
01/01/37	6.250%	6,450,000	256,065
New Jersey Economic Development Authority
Prerefunded 11/15/16 Revenue Bonds
Seabrook Village, Inc. Facility
Series 2006

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
11/15/36	5.250%	$2,250,000	$2,326,410
Revenue Bonds
Provident Group-Rowan Properties LLC
Series 2015
01/01/48	5.000%	960,000	1,024,934
School Facilities Construction
Series 2014UU
06/15/40	5.000%	1,500,000	1,568,250
Series 2015WW
06/15/40	5.250%	375,000	401,441
New Jersey Economic Development Authority (g)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	3,840,000	3,840,000
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/43	5.125%	2,000,000	2,072,380
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008
07/01/38	6.625%	3,000,000	3,300,540
New Jersey Higher Education Student Assistance Authority (g)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/21	5.000%	1,500,000	1,708,710
Senior Series 2014-1A-1 AMT
12/01/22	5.000%	1,000,000	1,150,440
Subordinated Series 2013-1B AMT
12/01/43	4.750%	5,000,000	5,127,450
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2015AA
06/15/45	5.000%	1,750,000	1,840,195
New Jersey Transportation Trust Fund Authority (h)
Revenue Bonds
Capital Appreciation Transportation System
Series 2006C (AGM)
12/15/32	0.000%	10,000,000	4,878,300
Tobacco Settlement Financing Corp. Revenue Bonds Capital Appreciation Series 2007-1C (h)
06/01/41	0.000%	7,500,000	1,900,275
Total			32,796,755
NEW YORK 3.4%
Build NYC Resource Corp. Revenue Bonds International Leadership Charter School Series 2013
07/01/43	6.000%	4,330,000	4,221,750
City of New York

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/23	5.000%	$3,000,000	$3,703,680
Series 2015C
08/01/27	5.000%	4,000,000	4,900,960
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT (g)
01/01/24	5.250%	1,900,000	1,868,745
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D (h)
06/01/60	0.000%	25,000,000	116,000
New York City Water & Sewer System Refunding Revenue Bonds 2nd General Resolution Series 2015FF
06/15/27	5.000%	2,645,000	3,290,221
New York State Dormitory Authority
Prerefunded 07/01/17 Revenue Bonds
New York University Hospital Center
Series 2007B
07/01/37	5.625%	2,000,000	2,137,160
Revenue Bonds
NYU Hospitals Center
Series 2011A
07/01/40	6.000%	1,000,000	1,144,800
Port Authority of New York & New Jersey (g)
Refunding Revenue Bonds
Consolidated 186th
Series 2014-186 AMT
10/15/22	5.000%	5,000,000	6,032,050
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	120,000	120,003
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	3,400,000	3,424,242
Total			30,959,611
NORTH CAROLINA 0.8%
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT (e)(g)
02/01/38	5.650%	3,083,980	3,165,828

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity
01/01/18	6.500%	$3,320,000	$3,675,705
Total			6,841,533
NORTH DAKOTA 0.3%
City of Fargo Revenue Bonds Sanford Obligation Group Series 2011
11/01/31	6.250%	2,500,000	3,050,475
OHIO 1.5%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Senior Turbo Revenue Bonds Series 2007A-2
06/01/47	5.875%	2,500,000	2,237,650
County of Lucas Prerefunded 11/01/20 Improvement Revenue Bonds Lutheran Homes Series 2010A
11/01/45	7.000%	5,000,000	6,358,900
State of Ohio Revenue Bonds Portsmouth Bypass Project Series 2015 AMT (g)
12/31/39	5.000%	4,100,000	4,524,145
Summit County Port Authority Revenue Bonds Seville Project Series 2005A
05/15/25	5.100%	375,000	375,285
Total			13,495,980
OKLAHOMA 0.2%
Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012
01/01/32	6.000%	2,000,000	2,115,580
OREGON 1.2%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	2,830,000	2,888,553

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	$1,700,000	$1,721,658
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/49	5.500%	3,115,000	3,401,300
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B (c)
11/01/33	6.375%	2,410,000	2,630,611
Total			10,642,122
PENNSYLVANIA 4.6%
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (g)
06/01/24	6.900%	3,200,000	4,099,936
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein Healthcare Series 2015
01/15/46	5.250%	1,250,000	1,371,612
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	3,375,000	3,727,856
Pennsylvania Economic Development Financing Authority (g)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
06/30/42	5.000%	3,050,000	3,338,438
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/30	5.800%	2,500,000	2,686,750
Shippensburg University
Series 2011
10/01/43	6.250%	2,000,000	2,234,960
Pennsylvania Housing Finance Agency Revenue Bonds Series 2013-115A AMT (g)
10/01/33	4.200%	5,000,000	5,352,150
Pennsylvania Industrial Development Authority Prerefunded 07/01/18 Revenue Bonds Economic Development Series 2008
07/01/23	5.500%	295,000	327,716

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2014C
12/01/44	5.000%	$3,000,000	$3,370,380
Subordinated Refunding Revenue Bonds
Series 2015A-1
12/01/28	5.000%	3,300,000	3,896,277
Philadelphia Authority for Industrial Development Revenue Bonds 1st Philadelphia Preparatory Charter School Series 2014
06/15/33	7.000%	1,870,000	2,190,481
State Public School Building Authority Refunding Revenue Bonds Philadelphia School District Series 2015
06/01/25	5.000%	8,000,000	9,068,880
Total			41,665,436
PUERTO RICO 2.9%
Commonwealth of Puerto Rico (c)
Refunding Unlimited General Obligation Bonds
Public Improvement
Series 2012A
07/01/41	5.000%	2,000,000	1,237,700
Unlimited General Obligation Bonds
Series 2014A
07/01/35	8.000%	7,000,000	5,048,960
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012A (c)
07/01/42	5.250%	2,525,000	1,685,463
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2010ZZ
07/01/25	5.250%	2,000,000	1,290,280
Revenue Bonds
Series 2013A
07/01/36	6.750%	1,000,000	645,280
07/01/43	7.000%	6,570,000	4,236,599
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2007N (c)
07/01/21	5.500%	760,000	181,108
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds Cogen Facilities AES Puerto Rico Project Series 2000 AMT (c)(g)
06/01/26	6.625%	5,820,000	5,546,227
Puerto Rico Sales Tax Financing Corp. (c)
Revenue Bonds
1st Subordinated Series 2009B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
08/01/44	6.500%	$1,000,000	$423,760
1st Subordinated Series 2010A
08/01/39	5.375%	5,155,000	2,120,097
1st Subordinated Series 2010C
08/01/41	5.250%	1,000,000	410,050
Senior Lien
Series 2011C
08/01/40	5.250%	1,885,000	1,173,544
08/01/46	5.000%	2,000,000	1,238,260
Series 2007
08/01/57	5.250%	1,350,000	838,917
Total			26,076,245
SOUTH CAROLINA 2.1%
South Carolina Jobs-Economic Development Authority
Prerefunded 09/15/18 Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/38	6.000%	5,050,000	5,720,741
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes
Series 2007
05/01/28	5.500%	2,300,000	2,340,848
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	4,000,000	4,009,160
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/43	5.000%	750,000	769,028
05/01/48	5.125%	1,500,000	1,553,670
York Preparatory Academy Project
Series 2014A
11/01/45	7.250%	4,000,000	4,427,800
Total			18,821,247
TENNESSEE 0.1%
Shelby County Health Educational & Housing Facilities Board Prerefunded 12/01/16 Revenue Bonds Village at Germantown, Inc. Series 2006
12/01/34	6.250%	450,000	468,135
TEXAS 7.8%
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	5,000,000	5,746,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011
01/01/41	6.750%	$5,000,000	$6,084,850
Central Texas Turnpike System Refunding Revenue Bonds Series 2015B
08/15/37	5.000%	5,000,000	5,694,250
City of Dallas Waterworks & Sewer System Refunding Revenue Bonds Series 2015A
10/01/27	5.000%	3,000,000	3,752,730
City of Houston Airport System Refunding Revenue Bonds Special Facilities Continental Series 2011A AMT (g)
07/15/38	6.625%	4,000,000	4,618,320
Clifton Higher Education Finance Corp. Revenue Bonds International Leadership of Texas Series 2015
08/15/45	5.750%	5,000,000	5,176,900
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,455,920
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT (g)
04/01/28	8.000%	875,000	876,776
HFDC of Central Texas, Inc. Revenue Bonds Series 2006A
11/01/36	5.750%	5,000,000	5,074,500
La Vernia Higher Education Finance Corp.
Prerefunded 08/15/19 Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/29	6.000%	1,000,000	1,172,480
08/15/39	6.250%	1,500,000	1,771,455
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (g)
12/01/24	6.875%	5,000,000	5,193,800
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A
08/15/39	6.500%	3,000,000	3,356,310

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A
11/15/49	8.000%	$2,000,000	$2,380,340
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (g)
07/01/38	8.000%	4,950,000	4,751,852
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Villages, Inc. Obligation
Series 2009
11/15/44	6.375%	4,250,000	4,691,745
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,498,040
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,384,025
Total			70,680,693
VIRGIN ISLANDS 0.8%
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2012A (c)
10/01/32	5.000%	3,785,000	4,058,807
Virgin Islands Water & Power Authority - Electric System Refunding Revenue Bonds Series 2012A (c)
07/01/21	4.000%	3,000,000	3,166,620
Total			7,225,427
VIRGINIA 3.2%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/45	5.000%	5,725,000	6,424,194
10/01/50	5.000%	2,275,000	2,546,931
Bristol Industrial Development Authority Revenue Bonds Falls at Bristol Project Series 2014B
11/01/44	6.350%	3,250,000	3,305,705
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Transportation System Series 2012 (d)(h)
07/15/40	0.000%	7,530,000	5,668,735

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/36	6.875%	$2,500,000	$2,877,650
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1
06/01/47	5.000%	10,000,000	7,946,000
Total			28,769,215
WASHINGTON 2.1%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A
09/01/42	5.500%	2,150,000	2,263,283
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	1,250,000	1,257,925
12/01/45	6.250%	2,500,000	2,523,325
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines, Inc. Series 2012 AMT (g)
04/01/30	5.000%	2,500,000	2,660,850
Tacoma Consolidated Local Improvement Districts Special Assessment Bonds No. 65 Series 2013
04/01/43	5.750%	2,270,000	2,269,864
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/47	6.750%	5,000,000	5,456,650
Revenue Bonds
Heron’s Key
Series 2015A
07/01/50	7.000%	2,100,000	2,175,369
Total			18,607,266
WISCONSIN 1.4%
Public Finance Authority
Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015A
12/01/50	5.150%	3,220,000	3,283,080
Public Finance Authority (a)(g)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/30	4.300%	2,000,000	2,024,580
Wisconsin Health & Educational Facilities Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
Prerefunded 09/15/19 Revenue Bonds
St. John’s Community, Inc.
Series 2009A
09/15/39	7.625%	$1,750,000	$2,149,402
Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	5,000,000	5,479,600
Total			12,936,662
Total Municipal Bonds (Cost: $806,644,398)			$851,491,021

Municipal Preferred Stocks 0.1%
MARYLAND 0.1%
Munimae TE Bond Subsidiary LLC AMT(b)(e)(g)
06/30/49	5.800%	1,000,000	$1,041,800
Total Municipal Preferred Stocks (Cost: $1,000,000)			$1,041,800

	Shares	Value

Money Market Funds 5.0%
JPMorgan Municipal Money Market Fund, Agency Shares, 0.010% (i)	45,004,798	$45,004,798
Total Money Market Funds (Cost: $45,004,798)		$45,004,798
Total Investments
(Cost: $852,649,196) (j)		$897,537,619(k)
Other Assets & Liabilities, Net		7,281,151
Net Assets		$904,818,770

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2016, the value of these securities amounted to $43,506,226 or 4.81% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 29, 2016, the value of these securities amounted to $46,924,230 or 5.19% of net assets.

(d)	Variable rate security.
(e)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $19,814,668, which represents 2.19% of net assets. Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Allen Academy
Refunding Revenue Bonds
Public School Academy
Series 2013
06/01/33 6.000%	02-22-2013	5,597,434
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 0.000%	05-14-2010	357,064
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
01/01/16 8.375%	10-04-2004 - 05-14-2010	510,005
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/19 8.750%	10-04-2004 - 05-14-2010	2,498,267

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2010
10/01/20 8.375%	05-14-2010	1,420,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32 7.500%	12-22-2011	1,835,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 0.000%	07-23-2008	1,370,000
City of Wilmington
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/28 6.250%	10-08-1998	661,437
Durham Housing Authority
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/38 5.650%	12-18-2006	3,083,980
Illinois Finance Authority
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37 0.000%	02-14-2007	972,870
Iowa Finance Authority
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/56 2.000%	03-17-2014	—
Louisiana Public Facilities Authority
Revenue Bonds
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39 10.500%	11-22-2013	5,000,000
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56 0.000%	12-10-2007 - 02-24-2010	21,809
Middle Village Community Development District
Special Assessment Bonds
Series 2004A
05/01/35 6.000%	01-21-2004	1,849,131
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37 8.750%	06-28-2006	1,228,125
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25 6.125%	10-01-2009	508,750

Security Description	Acquisition Dates	Cost ($)
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37 6.250%	03-18-2005 - 10-01-2009	4,614,875
Munimae TE Bond Subsidiary LLC
AMT
06/30/49 5.800%	10-14-2004	1,000,000
Rankin County Five Lakes Utility District
Series 1994
07/15/37 7.000%	10-02-2007	230,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/16 8.500%	11-12-1993	456,090
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Glenmoor Project
Subordinated Series 2014B
01/01/49 2.500%	04-17-2014	—
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/37 0.000%	12-22-2005	2,650,000

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 29, 2016, the value of these securities amounted to $7,949,767, which represents 0.88% of net assets.

(g)	Income from this security may be subject to alternative minimum tax.
(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at February 29, 2016.
(j)

At February 29, 2016, the cost of securities for federal income tax purposes was approximately $852,649,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$71,273,000
Unrealized Depreciation	(26,384,000)
Net Unrealized Appreciation	$44,889,000

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
SGI	Syncora Guarantee, Inc.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	851,491,021	—	851,491,021
Municipal Preferred Stocks	—	1,041,800	—	1,041,800
Money Market Funds	45,004,798	—	—	45,004,798
Total Investments	45,004,798	852,532,821	—	897,537,619

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 21, 2016